UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-10543

Name of Fund:  BlackRock Core Bond Trust (BHK)

Fund Address:     100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Core Bond Trust,

            55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code:  (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2019

Date of reporting period: 11/30/2018

Item 1 – Schedule of Investments

Schedule of Investments (unaudited) November 30, 2018	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Asset-Backed Securities — 8.3%

Asset-Backed Securities — 8.3%
AIMCO CLO, Series 2014-AA, Class DR, (3 mo. LIBOR US + 3.25%), 5.72%, 07/20/26(a)(b)	USD	795	$795,332
ALM Loan Funding, 5.14%, 07/15/26(a)(c)		1,000	993,525
ALM VI Ltd., Series 2012-6A, Class BR3, 4.19%, 07/15/26(a)(c)		1,000	989,278
ALM XII Ltd., Series 2015-12A, Class C1R2, 5.09%, 04/16/27(a)(c)		545	540,863
ALM XVI Ltd./ALM XVI LLC, Series 2015-16A, Class CR2, 5.14%, 07/15/27(a)(c)		2,080	2,045,294
Anchorage Capital CLO Ltd.(a):
Series 2013-1A, Class CR, 5.64%, 10/13/30(c)		1,000	1,002,056
Series 2016-8A, Class DR, 5.51%, 07/28/28(c)		1,000	998,552
Series 2016-9A, Class D, (3 mo. LIBOR US + 4.00%), 6.44%, 01/15/29(b)		650	654,411
Battalion CLO X Ltd., Series 2016-10A, Class C, (3 mo. LIBOR US + 4.25%), 6.74%, 01/24/29(a)(b)		1,000	1,006,040
Bowman Park CLO Ltd., Series 2014-1A, Class D2R, (3 mo. LIBOR US + 3.35%), 6.03%, 11/23/25(a)(b)		3,000	3,004,685
Burnham Park Clo Ltd., Series 2016-1A, Class ER, 7.87%, 10/20/29(a)(c)(e)		1,000	1,000,000
Countrywide Asset-Backed Certificates, Series 2006-13, Class 3AV2, (1 mo. LIBOR US + 0.15%), 2.46%, 01/25/37(b)		121	120,015
DCP Rights LLC, Series 2014-1A, Class A, 5.46%, 10/25/44(a)		3,774	3,768,982
Dryden 41 Senior Loan Fund, Series 2015-41A, Class AR, 3.41%, 04/15/31(a)(c)(d)		2,550	2,529,981
Dryden 64 CLO Ltd., Series 2018-64A, Class D, 5.09%, 04/18/31(a)(c)		1,250	1,238,576
Dryden XXVIII Senior Loan Fund, Series 2013-28A, Class B1LR, (3 mo. LIBOR US + 3.15%), 5.77%, 08/15/30(a)(b)		1,000	1,001,257
Galaxy XXIX CLO Ltd., Series 2018-29A, Class D, 5.02%, 11/15/26(a)(c)		805	801,982
Highbridge Loan Management, Series 3A-2014, Class CR, (3 mo. LIBOR US + 3.60%), 6.04%, 07/18/29(a)(b)		1,000	1,005,818
Limerock CLO III LLC, Series 2014-3A, Class C, (3 mo. LIBOR US + 3.60%), 6.07%, 10/20/26(a)(b)		3,750	3,758,664
Madison Park Funding XV Ltd., Series 2014-15A, Class B1R, (3 mo. LIBOR US + 2.20%), 4.71%, 01/27/26(a)(b)		1,800	1,802,507

Security	Par (000)		Value
Asset-Backed Securities (continued)
Nelnet Student Loan Trust, Series 2006-1, Class A5, (3 mo. LIBOR US + 0.11%), 2.76%, 08/23/27(b)	USD	380	$378,513
Neuberger Berman CLO XV, Series 2013-15A, Class DR, 5.49%, 10/15/29(a)(c)		1,000	993,491
Octagon Investment Partners XXI Ltd., Series 2014-1A, Class C, (3 mo. LIBOR US + 3.65%), 6.26%, 11/14/26(a)(b)		2,000	2,005,500
Octagon Investment Partners XXII Ltd., Series 2014-1A, Class DRR, 5.22%, 01/22/30(a)(c)		500	495,248
OHA Credit Partners XIII Ltd., Series 2016-13A, Class E, (3 mo. LIBOR US + 7.15%), 9.62%, 01/21/30(a)(b)		595	600,949
OHA Loan Funding Ltd., Series 2016-1A, Class D, (3 mo. LIBOR US + 3.75%), 6.22%, 01/20/28(a)(b)		2,500	2,515,082
OneMain Financial Issuance Trust, Series 2015-2A, Class C, 4.32%, 07/18/25(a)		5,000	5,004,832
OZLM Funding III Ltd., Series 2013-3A, Class BR, (3 mo. LIBOR US + 3.00%), 5.44%, 01/22/29(a)(b)		1,500	1,505,232
OZLM VIII Ltd., Series 2014-8A, Class CRR, 5.61%, 11/17/29(a)(c)		1,750	1,750,000
OZLM XIV Ltd., Series 2015-14A, Class CR, 5.44%, 01/15/29(a)(c)		1,000	994,126
OZLM XXI, Series 2017-21A, Class C, 5.14%, 01/20/31(a)(c)		1,000	975,242
Palmer Square Loan Funding Ltd., Series 2018-5A, Class D, 1.00%, 01/20/27(a)(c)(d)		1,000	965,000
Regatta VI Funding Ltd., Series 2016-1A, Class ER, 7.47%, 07/20/28(a)(c)		250	240,891
Rockford Tower CLO Ltd., Series 2017-1A, Class D, (3 mo. LIBOR US + 3.25%), 5.69%, 04/15/29(a)(b)		1,750	1,756,221
Shackleton CLO Ltd., Series 2013-3A, Class DR, 5.46%, 07/15/30(a)(c)		500	495,157
SLM Private Education Loan Trust (a):
Series 2012-A, Class A2, 3.83%, 01/17/45		144	144,725
Series 2014-A, Class B, 3.50%, 11/15/44		500	497,233
Sound Point CLO XII Ltd., Series 2016-2A, Class D, (3 mo. LIBOR US + 4.25%), 6.72%, 10/20/28(a)(b)		465	463,504
Sound Point CLO XIV Ltd., Series 2016-3A, Class D, (3 mo. LIBOR US + 3.85%), 6.33%, 01/23/29(a)(b)		1,550	1,558,846

1

Schedule of Investments (unaudited) (continued) November 30, 2018	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Asset-Backed Securities (continued)
Structured Asset Securities Corp., Series 2002-AL1, Class A2, 3.45%, 02/25/32	USD	456	$449,183
Voya CLO Ltd., Series 2017-3A, Class C, (3 mo. LIBOR US + 3.55%), 6.02%, 07/20/30(a)(b)		1,000	1,006,338
Wellfleet CLO Ltd., Series 2015-1A, Class DR, 5.27%, 10/20/27(a)(c)		2,000	1,991,704
Westcott Park CLO Ltd., Series 2016-1A, Class D, (3 mo. LIBOR US + 4.35%), 6.82%, 07/20/28(a)(b)		685	692,120
York CLO Ltd., Series 2016-1A, Class DR, (3 mo. LIBOR US + 3.60%), 6.07%, 10/20/29(a)(b)		1,750	1,748,786
York CLO-4 Ltd., Series 2016-2A, Class D, (3 mo. LIBOR US + 4.10%), 6.57%, 01/20/30(a)(b)		1,500	1,519,018

			59,804,759

Interest Only Asset-Backed Securities — 0.0%
Sterling Bank Trust, Series 2004-2, Class Note, 2.08%, 03/30/30(a)(e)		2,012	100,089
Sterling Coofs Trust, Series 2004-1, Class A, 2.36%, 04/15/29(e)		2,574	112,758

			212,847

Total Asset-Backed Securities — 8.3% (Cost — $60,150,985)			60,017,606

Corporate Bonds — 65.9%

Aerospace & Defense — 1.2%
Arconic, Inc.:
5.40%, 04/15/21		235	238,290
5.13%, 10/01/24		606	587,820
5.90%, 02/01/27		43	41,280
BBA US Holdings, Inc., 5.38%, 05/01/26(a)		194	187,695
Bombardier, Inc.(a):
7.75%, 03/15/20		122	124,287
8.75%, 12/01/21		423	436,219
5.75%, 03/15/22		59	56,050
6.00%, 10/15/22		13	12,319
6.13%, 01/15/23		546	518,700
7.50%, 12/01/24		471	448,039
7.50%, 03/15/25		589	559,550
7.45%, 05/01/34		100	87,000
Eaton Corp., 4.15%, 11/02/42		500	454,408
KLX, Inc., 5.88%, 12/01/22(a)		595	612,478
Koppers, Inc., 6.00%, 02/15/25(a)		98	87,710

Security	Par (000)		Value

Aerospace & Defense (continued)
Kratos Defense & Security Solutions, Inc., 6.50%, 11/30/25(a)	USD	211	$217,330
Lockheed Martin Corp., 4.09%, 09/15/52		1,410	1,277,927
Pioneer Holdings LLC/Pioneer Finance Corp., 9.00%, 11/01/22(a)		94	95,880
TransDigm UK Holdings PLC, 6.88%, 05/15/26(a)		200	197,500
TransDigm, Inc.:
6.00%, 07/15/22		246	246,000
6.50%, 07/15/24		191	191,477
6.50%, 05/15/25		104	103,610
6.38%, 06/15/26		266	259,653
United Technologies Corp., 6.13%, 07/15/38		1,450	1,649,200

			8,690,422

Air Freight & Logistics — 0.2%
FedEx Corp., 4.75%, 11/15/45		1,250	1,171,491
XPO Logistics, Inc., 6.50%, 06/15/22(a)		64	65,120

			1,236,611

Airlines — 2.1%
Air Canada Pass-Through Trust, Series 2015-1, Class B, 3.88%, 09/15/24(a)		1,556	1,518,859
American Airlines Pass-Through Trust:
Series 2013-2, Class A, 4.95%, 07/15/24(f)		3,139	3,205,991
Series 2015-2, Class A, 4.00%, 03/22/29		1,323	1,290,813
Series 2015-2, Class AA, 3.60%, 03/22/29		1,322	1,275,070
Series 2017-1, Class B, 4.95%, 08/15/26		1,689	1,713,332
Avianca Holdings SA/Avianca Leasing LLC/Grupo Taca Holdings Ltd., 8.38%, 05/10/20		302	300,868
Continental Airlines Pass-Through Trust, Series 2010-1, Class B, 6.00%, 07/12/20		157	156,887
Latam Finance Ltd., 6.88%, 04/11/24(a)		257	253,788
Mexico City Airport Trust, 5.50%, 07/31/47(a)		260	194,350
United Airlines Pass-Through Trust:
Series 2013-1, Class A, 4.30%, 02/15/27		3,210	3,216,487
Series 2014-2, Class B, 4.63%, 03/03/24		1,976	1,978,618

			15,105,063

Auto Components — 0.2%
Aptiv PLC, 4.40%, 10/01/46		465	395,384

2

Schedule of Investments (unaudited) (continued) November 30, 2018	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Auto Components (continued)
Fiat Chrysler Finance Europe, 4.75%, 07/15/22	EUR	100	$124,531
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
6.25%, 02/01/22	USD	118	119,918
6.75%, 02/01/24		112	112,700
6.38%, 12/15/25		200	197,500
IHO Verwaltungs GmbH(g):
(2.75% Cash or 3.50% PIK), 2.75%, 09/15/21	EUR	100	112,644
(3.25% Cash or 4.00% PIK), 3.25%, 09/15/23		100	110,256
(4.50% Cash or 5.25% PIK), 4.50%, 09/15/23(a)	USD	205	190,650
Tesla, Inc., 5.30%, 08/15/25(a)(f)		273	235,804
Volvo Car AB, 2.00%, 01/24/25	EUR	100	105,593

			1,704,980

Automobiles — 0.5%
Ford Motor Co., 4.75%, 01/15/43(f)	USD	2,000	1,505,495
General Motors Co., 6.25%, 10/02/43		2,506	2,294,782

			3,800,277

Banks — 1.9%
Allied Irish Banks PLC(5 year EUR Swap + 3.95%), 4.13%, 11/26/25(h)	EUR	100	116,063
Banco BPM SpA, 2.75%, 07/27/20		100	113,458
Banco Inbursa SA Institucion de Banca Multiple, 4.13%, 06/06/24(a)	USD	255	236,750
Bank of Ireland Group PLC, 3.13%, 09/19/27(c)	GBP	100	120,145
Barclays PLC:
4.38%, 09/11/24	USD	550	510,625
3.65%, 03/16/25		4,320	3,967,082
BBVA Bancomer SA, 6.75%, 09/30/22(a)		236	244,262
CaixaBank SA(5 year EUR Swap + 3.35%), 3.50%, 02/15/27(h)	EUR	100	116,474
CIT Group, Inc.:
5.00%, 08/01/23	USD	237	237,593
5.25%, 03/07/25		268	269,286
6.13%, 03/09/28		120	123,000
Cooperatieve Rabobank UA, 3.95%, 11/09/22		1,500	1,482,678
HSBC Holdings PLC, 6.10%, 01/14/42		610	698,026
Promerica Financial Corp., 9.70%, 05/14/24(a)		200	207,100
Santander Holdings USA, Inc., 4.50%, 07/17/25		2,000	1,936,288
Santander UK Group Holdings PLC, 2.88%, 08/05/21		1,250	1,201,358
Standard Chartered PLC, 4.87%, 03/15/33(a)(c)		500	472,871

Security	Par (000)		Value

Banks (continued)
Wells Fargo & Co., 3.90%, 05/01/45(f)	USD	2,250	$1,999,183

			14,052,242

Beverages — 0.7%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc., 4.90%, 02/01/46(a)		4,600	4,276,014
BWAY Holding Co., 4.75%, 04/15/24	EUR	100	109,288
Central American Bottling Corp., 5.75%, 01/31/27(a)	USD	222	218,115
OI European Group BV, 4.00%, 03/15/23(a)		111	103,785

			4,707,202

Biotechnology — 0.5%
Amgen, Inc., 4.40%, 05/01/45		2,250	2,060,172
Baxalta, Inc., 5.25%, 06/23/45		500	491,907
Gilead Sciences, Inc., 4.80%, 04/01/44		1,000	973,742

			3,525,821

Building Materials — 0.0%
Jeld-Wen, Inc., 4.63%, 12/15/25(a)		93	83,235

Building Products — 0.1%
CPG Merger Sub LLC, 8.00%, 10/01/21(a)		218	215,820
Jeld-Wen, Inc., 4.88%, 12/15/27(a)		21	18,323
Masonite International Corp.(a):
5.63%, 03/15/23		127	126,682
5.75%, 09/15/26		96	90,600
PGT Escrow Issuer, Inc., 6.75%, 08/01/26(a)		64	64,640
Standard Industries, Inc.(a):
5.38%, 11/15/24		19	18,050
6.00%, 10/15/25		115	112,125
USG Corp., 4.88%, 06/01/27(a)		208	208,260

			854,500

Building: Roofing, Wallboard & Plumbing — 0.0%
Quintiles IMS, Inc., 4.88%, 05/15/23(a)		74	73,722

Cable Television Services — 0.0%
CB Escrow Corp., 8.00%, 10/15/25(a)		127	112,395

Capital Markets — 2.9%
Blackstone CQP Holdco LP(a):
6.50%, 03/20/21		1,375	1,333,880
6.00%, 08/18/21		224	223,699
CDP Financial, Inc., 5.60%, 11/25/39(a)		5,890	7,204,496
Goldman Sachs Group, Inc., 3.75%, 05/22/25		8,965	8,560,659
Intertrust Group BV, 3.38%, 11/15/25	EUR	100	111,985
Lions Gate Capital Holdings LLC, 5.88%, 11/01/24(a)	USD	57	57,427

3

Schedule of Investments (unaudited) (continued) November 30, 2018	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Capital Markets (continued)
Morgan Stanley:
4.00%, 07/23/25	USD	905	$885,942
3.13%, 07/27/26(f)		2,000	1,827,961
NFP Corp., 6.88%, 07/15/25(a)		62	58,745
Raymond James Financial, Inc., 4.95%, 07/15/46		400	381,139
Stevens Holding Co., Inc., 6.13%, 10/01/26(a)		114	112,575
SURA Asset Management SA, 4.38%, 04/11/27(a)		259	240,549

			20,999,057

Chemicals — 0.9%
Air Liquide Finance SA, 3.50%, 09/27/46(a)		360	310,004
Alpha 2 BV, (8.75% Cash or 9.50% PIK), 8.75%, 06/01/23(a)(g)		210	203,700
Alpha 3 BV/Alpha US Bidco, Inc., 6.25%, 02/01/25(a)		600	576,000
Axalta Coating Systems LLC, 4.88%, 08/15/24(a)		311	301,110
Blue Cube Spinco, Inc.:
9.75%, 10/15/23		244	273,021
10.00%, 10/15/25		183	209,077
CF Industries, Inc., 4.95%, 06/01/43		32	24,780
Chemours Co.:
6.63%, 05/15/23		95	96,425
7.00%, 05/15/25		186	188,325
5.38%, 05/15/27		324	292,410
Cydsa SAB de CV, 6.25%, 10/04/27(a)		319	287,901
GCP Applied Technologies, Inc., 5.50%, 04/15/26(a)		96	91,920
Hexion, Inc., 10.38%, 02/01/22(a)		74	61,605
INEOS Finance PLC, 4.00%, 05/01/23	EUR	100	114,329
Mexichem SAB de CV(a):
4.00%, 10/04/27	USD	200	172,250
5.50%, 01/15/48		200	166,500
Momentive Performance Materials, Inc., 3.88%, 10/24/21		227	243,174
NOVA Chemicals Corp., 4.88%, 06/01/24(a)		163	151,590
Olin Corp.:
5.13%, 09/15/27		101	94,844
5.00%, 02/01/30		82	72,980
Platform Specialty Products Corp.(a):
6.50%, 02/01/22		1,311	1,335,581
5.88%, 12/01/25		614	598,650
PQ Corp.(a):
6.75%, 11/15/22		262	271,825
5.75%, 12/15/25		319	298,067
PSPC Escrow Corp., 6.00%, 02/01/23	EUR	100	116,472

Security	Par (000)		Value

Chemicals (continued)
Versum Materials, Inc., 5.50%, 09/30/24(a)	USD	43	$42,463
WR Grace & Co-Conn, 5.63%, 10/01/24(a)		130	131,586

			6,726,589

Commercial Services & Supplies — 0.7%
ADT Corp.:
6.25%, 10/15/21		86	88,903
3.50%, 07/15/22		163	152,609
4.13%, 06/15/23		165	153,862
4.88%, 07/15/32(a)		301	237,790
Advanced Disposal Services, Inc., 5.63%, 11/15/24(a)		115	112,412
Aviation Capital Group Corp., 7.13%, 10/15/20(a)		1,800	1,893,386
Avolon Holdings Funding Ltd., 5.13%, 10/01/23(a)		233	232,126
Booz Allen Hamilton, Inc., 5.13%, 05/01/25(a)		82	79,540
Core & Main LP, 6.13%, 08/15/25(a)		246	224,475
Fortress Transportation & Infrastructure Investors LLC(a):
6.75%, 03/15/22		43	43,697
6.50%, 10/01/25		46	44,505
GFL Environmental, Inc., 5.38%, 03/01/23(a)		92	84,180
Harland Clarke Holdings Corp., 8.38%, 08/15/22(a)		284	262,700
Iron Mountain, Inc., 6.00%, 08/15/23		130	132,600
KAR Auction Services, Inc., 5.13%, 06/01/25(a)		135	126,225
Mobile Mini, Inc., 5.88%, 07/01/24		298	299,487
Park Aerospace Holdings Ltd.(a):
3.63%, 03/15/21		166	161,850
5.25%, 08/15/22		157	157,000
5.50%, 02/15/24		17	17,104
Ritchie Bros Auctioneers, Inc., 5.38%, 01/15/25(a)		181	177,606
United Rentals North America, Inc.:
5.75%, 11/15/24		46	45,713
5.50%, 07/15/25		125	121,641
5.50%, 05/15/27		301	284,069

			5,133,480

Communications Equipment — 0.3%
CommScope Technologies LLC, 5.00%, 03/15/27(a)		179	147,451
CommScope, Inc.(a):
5.00%, 06/15/21		80	79,320
5.50%, 06/15/24		154	142,050

4

Schedule of Investments (unaudited) (continued) November 30, 2018	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Communications Equipment (continued)
Nokia OYJ:
4.38%, 06/12/27	USD	31	$28,956
6.63%, 05/15/39		295	304,233
Zayo Group LLC/Zayo Capital, Inc.:
6.00%, 04/01/23		700	696,500
6.38%, 05/15/25		30	29,437
5.75%, 01/15/27(a)		471	449,805

			1,877,752
Construction & Engineering — 0.7%
Aeropuertos Argentina 2000 SA, 6.88%, 02/01/27(a)		370	344,562
Aeropuertos Dominicanos Siglo XXI SA, 6.75%, 03/30/29(a)		370	359,362
Brand Industrial Services, Inc., 8.50%, 07/15/25(a)		154	135,905
Engility Corp., 8.88%, 09/01/24		176	189,860
frontdoor, Inc., 6.75%, 08/15/26(a)		158	152,470
ITR Concession Co. LLC, 4.20%, 07/15/25(a)		4,000	3,630,736
Pisces Midco, Inc., 8.00%, 04/15/26(a)		56	53,200
SPIE SA, 3.13%, 03/22/24	EUR	100	110,750
SRS Distribution, Inc., 8.25%, 07/01/26(a)(f)	USD	132	124,080
Tutor Perini Corp., 6.88%, 05/01/25(a)		109	104,640
Weekley Homes LLC/Weekley Finance Corp., 6.63%, 08/15/25		51	47,303

			5,252,868
Construction Materials — 0.3%
American Builders & Contractors Supply Co., Inc., 5.88%, 05/15/26(a)		103	99,781
HD Supply, Inc., 5.38%, 10/15/26(a)		1,087	1,049,281
Navistar International Corp., 6.63%, 11/01/25(a)		192	189,842
New Enterprise Stone & Lime Co., Inc., 10.13%, 04/01/22(a)		108	111,240
PulteGroup, Inc., 6.00%, 02/15/35		27	24,191
Rexel SA, 3.50%, 06/15/23	EUR	100	115,474
Williams Scotsman International, Inc.(a):
7.88%, 12/15/22	USD	78	78,780
6.88%, 08/15/23		112	110,040

			1,778,629
Consumer Discretionary — 0.1%
Blitz F18-674 GmbH, 6.00%, 07/30/26	EUR	100	110,449
Nielsen Co. Luxembourg Sarl, 5.00%, 02/01/25(a)	USD	54	52,650
Staples, Inc., 8.50%, 09/15/25(a)		204	180,540
Viking Cruises Ltd.(a):
6.25%, 05/15/25		88	87,120

Security	Par (000)		Value
Consumer Discretionary (continued)
Viking Cruises Ltd.(a) (continued):
5.88%, 09/15/27	USD	567	$532,980

			963,739
Consumer Finance — 1.9%
Ally Financial, Inc.:
5.13%, 09/30/24		284	287,635
8.00%, 11/01/31		935	1,091,799
Capital One Financial Corp., 4.75%, 07/15/21		1,935	1,979,718
Corvias Campus Living USG LLC, 26.86%, 07/01/50(e)		5,694	5,503,923
Credivalores-Crediservicios SAS, 9.75%, 07/27/22(a)		200	182,500
Ford Motor Credit Co. LLC, 8.13%, 01/15/20		1,530	1,593,681
Mulhacen Pte Ltd., (6.5% Cash or 7.25% PIK), 6.50%, 08/01/23(g)	EUR	110	118,304
Navient Corp.:
5.00%, 10/26/20	USD	180	178,200
6.63%, 07/26/21		99	99,990
6.50%, 06/15/22		159	159,596
5.50%, 01/25/23		170	160,225
7.25%, 09/25/23		93	93,465
5.88%, 10/25/24		29	26,028
6.75%, 06/25/25		65	60,288
6.75%, 06/15/26		127	114,935
5.63%, 08/01/33		101	75,245
Refinitiv US Holdings, Inc.:
4.50%, 05/15/26	EUR	100	111,795
4.50%, 05/15/26(a)		245	273,898
6.25%, 05/15/26(a)	USD	149	147,044
8.25%, 11/15/26(a)		381	362,903
Springleaf Finance Corp.:
6.13%, 05/15/22		50	50,000
5.63%, 03/15/23		6	5,775
6.88%, 03/15/25		112	105,420
7.13%, 03/15/26		239	224,660
Verscend Escrow Corp., 9.75%, 08/15/26(a)		391	376,337

			13,383,364
Containers & Packaging — 0.5%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.:
4.63%, 05/15/23(a)		471	458,047
7.25%, 05/15/24(a)		481	485,810
4.75%, 07/15/27	GBP	100	118,322
BWAY Holding Co., 5.50%, 04/15/24(a)	USD	503	481,622
Crown Americas LLC/Crown Americas Capital Corp.:
4.75%, 02/01/26(a)		300	289,140
4.25%, 09/30/26		139	129,270

5

Schedule of Investments (unaudited) (continued) November 30, 2018	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Containers & Packaging (continued)
Intertape Polymer Group, Inc., 7.00%, 10/15/26(a)	USD 72	$72,180
Mercer International, Inc.:
7.75%, 12/01/22	29	30,015
6.50%, 02/01/24	76	75,620
5.50%, 01/15/26	38	34,580
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu(a):
5.13%, 07/15/23	154	150,343
7.00%, 07/15/24	472	470,820
Sappi Papier Holding GmbH, 4.00%, 04/01/23	EUR 100	115,220
Sealed Air Corp., 4.88%, 12/01/22(a)	USD 265	264,006
Silgan Holdings, Inc., 3.25%, 03/15/25	EUR 100	113,710
Smurfit Kappa Acquisitions ULC, 2.88%, 01/15/26	100	113,669
Suzano Austria GmbH, 6.00%, 01/15/29(a)	USD 517	522,170

		3,924,544
Diversified Consumer Services — 0.3%
APX Group, Inc.:
8.75%, 12/01/20	179	171,393
7.88%, 12/01/22	106	103,549
Ascend Learning LLC, 6.88%, 08/01/25(a)	190	184,300
Graham Holdings Co., 5.75%, 06/01/26(a)	124	125,550
Laureate Education, Inc., 8.25%, 05/01/25(a)	193	206,027
Matthews International Corp., 5.25%, 12/01/25(a)	44	40,920
Prime Security Services Borrower LLC/Prime Finance, Inc., 9.25%, 05/15/23(a)	627	664,620
ServiceMaster Co. LLC, 5.13%, 11/15/24(a)	201	193,463
Verisure Holding AB, 3.50%, 05/15/23	EUR 100	111,760

		1,801,582
Diversified Financial Services — 3.8%
Ally Financial, Inc., 4.63%, 05/19/22	USD 76	76,000
Banca IFIS SpA, 4.50%, 10/17/27(c)	EUR 100	90,199
Bank of America Corp.:
5.63%, 07/01/20	USD 2,200	2,271,750
3.25%, 10/21/27(f)	4,000	3,673,644
Controladora Mabe SA de C.V., 5.60%, 10/23/28(a)	215	200,756
Docuformas SAPI de C.V., 9.25%, 10/11/22(a)	200	175,000
FMR LLC, 4.95%, 02/01/33(a)	2,300	2,428,811

Security	Par (000)	Value
Diversified Financial Services (continued)
FS Energy & Power Fund, 7.50%, 08/15/23(a)	USD 156	$152,880
General Electric Co., 6.15%, 08/07/37	2,150	2,054,340
General Motors Financial Co., Inc., 4.25%, 05/15/23	807	786,458
Gilex Holding Sarl, 8.50%, 05/02/23(a)	182	184,867
HSBC Holdings PLC,(c)(i)	375	353,775
Intercontinental Exchange Group, Inc., 4.00%, 10/15/23	470	478,295
Intesa Sanpaolo SpA, 5.02%, 06/26/24(a)	3,151	2,763,193
Intrum AB, 2.75%, 07/15/22	EUR 100	105,003
Jefferies Finance LLC/JFIN Co-Issuer Corp., 7.38%, 04/01/20(a)	USD 595	597,231
LHC3 PLC, (4.13% Cash or 4.88% PIK), 4.13%, 08/15/24(g)	EUR 100	109,248
Moody’s Corp., 4.50%, 09/01/22	USD 1,800	1,839,454
MSCI, Inc., 5.25%, 11/15/24(a)	75	75,188
Northern Trust Corp., 3.95%, 10/30/25(f)	8,000	8,041,460
Tempo Acquisition LLC/Tempo Acquisition Finance Corp., 6.75%, 06/01/25(a)	323	305,235
Travelport Corporate Finance PLC, 6.00%, 03/15/26(a)	123	121,155
UniCredit SpA(5 year EUR Swap + 4.10%), 5.75%, 10/28/25 (h)	EUR 107	123,419
Vantiv LLC/Vanity Issuer Corp.(a):
3.88%, 11/15/25	GBP 100	121,914
4.38%, 11/15/25	USD 200	186,250
WMG Acquisition Corp., 5.50%, 04/15/26(a)	84	81,480

		27,397,005
Diversified Telecommunication Services — 3.5%
AT&T, Inc.(f):
6.38%, 03/01/41	520	540,965
5.15%, 03/15/42	2,400	2,198,018
4.75%, 05/15/46	2,710	2,332,526
CenturyLink, Inc.:
5.63%, 04/01/25	56	52,360
Series P, 7.60%, 09/15/39	7	5,810
Series S, 6.45%, 06/15/21	268	274,030
Series U, 7.65%, 03/15/42	230	191,141
Series W, 6.75%, 12/01/23(f)	213	213,532
Series Y, 7.50%, 04/01/24	295	302,744
Cincinnati Bell, Inc., 7.00%, 07/15/24(a)	201	176,252
Embarq Corp., 8.00%, 06/01/36	277	260,034
Frontier Communications Corp.:
7.13%, 03/15/19	220	219,725
10.50%, 09/15/22	133	106,400
11.00%, 09/15/25	763	537,915

6

Schedule of Investments (unaudited) (continued) November 30, 2018	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Telecommunication Services (continued)
Level 3 Financing, Inc.:
5.38%, 08/15/22	USD 127	$126,683
5.63%, 02/01/23	189	188,906
5.13%, 05/01/23	95	93,931
5.38%, 01/15/24	114	111,890
5.38%, 05/01/25	123	119,771
5.25%, 03/15/26	683	659,436
OTE PLC, 3.50%, 07/09/20	EUR 100	116,460
SoftBank Group Corp.:
(5 year USD ICE Swap + 4.85%), 6.88%(h)(i)	USD 215	181,785
4.00%, 04/20/23	EUR 100	116,201
Telecom Italia Capital SA:
6.38%, 11/15/33	USD 124	110,360
6.00%, 09/30/34	255	218,025
7.72%, 06/04/38	48	47,040
Verizon Communications, Inc.(f):
6.40%, 02/15/38	6,879	7,867,964
6.55%, 09/15/43	6,751	7,790,828

		25,160,732

Electric Utilities — 5.9%
AES Corp., 5.50%, 04/15/25	59	59,443
Berkshire Hathaway Energy Co., 6.50%, 09/15/37	5,515	6,699,415
Celeo Redes Operacion Chile SA, 5.20%, 06/22/47(a)	299	280,632
Cleveland Electric Illuminating Co., 5.95%, 12/15/36	434	479,005
CMS Energy Corp., 5.05%, 03/15/22	1,832	1,912,840
Duke Energy Carolinas LLC:
6.10%, 06/01/37	640	743,308
6.00%, 01/15/38	1,675	1,987,727
4.25%, 12/15/41	750	721,445
Duke Energy Florida LLC, 6.40%, 06/15/38	770	956,525
E.ON International Finance BV, 6.65%, 04/30/38(a)	3,100	3,555,781
Electricite de France SA, 5.60%, 01/27/40(a)(f)	2,800	2,846,539
Energuate Trust, 5.88%, 05/03/27(a)	201	188,942
Eskom Holdings SOC Ltd., 6.35%, 08/10/28(a)	401	379,546
Florida Power Corp., 6.35%, 09/15/37	2,775	3,460,910
Jersey Central Power & Light Co., 7.35%, 02/01/19	490	493,468
NextEra Energy Operating Partners LP(a):
4.25%, 09/15/24	58	54,665
4.50%, 09/15/27	7	6,423
Ohio Power Co., Series D, 6.60%, 03/01/33(f)	3,000	3,730,140
PacifiCorp, 6.25%, 10/15/37	1,225	1,497,546

Security	Par (000)	Value

Electric Utilities (continued)
Pampa Energia SA, 7.50%, 01/24/27(a)	USD 367	$320,211
Public Service Co. of Colorado, Series 17, 6.25%, 09/01/37(f)	2,550	3,188,930
Southern California Edison Co.:
5.63%, 02/01/36(f)	1,300	1,348,109
Series A, 5.95%, 02/01/38	2,175	2,330,809
Southern Co., 4.40%, 07/01/46	1,000	901,048
Talen Energy Supply LLC, 6.50%, 06/01/25	125	90,312
Virginia Electric & Power Co., Series A, 6.00%, 05/15/37(f)	3,920	4,547,816

		42,781,535

Electrical Equipment — 0.0%
Orano SA, 4.88%, 09/23/24	EUR 50	57,879

Electronic Equipment, Instruments & Components — 0.3%
CDW LLC/CDW Finance Corp.:
5.50%, 12/01/24	USD 258	258,000
5.00%, 09/01/25	436	425,100
Corning, Inc., 4.38%, 11/15/57	2,000	1,613,905
Energizer Gamma Acquisition, Inc., 6.38%, 07/15/26(a)	29	27,260
Itron, Inc., 5.00%, 01/15/26(a)	18	16,751

		2,341,016

Energy Equipment & Services — 0.7%
Calfrac Holdings LP, 8.50%, 06/15/26(a)	101	83,578
CSI Compressco LP/CSI Compressco Finance, Inc., 7.50%, 04/01/25(a)	254	248,285
Ensco PLC:
5.20%, 03/15/25	206	154,113
7.75%, 02/01/26	84	69,300
Enterprise Products Operating LLC, 6.13%, 10/15/39	1,400	1,517,574
Gates Global LLC/Gates Global Co., 6.00%, 07/15/22(a)	563	560,185
Halliburton Co., 5.00%, 11/15/45	500	480,951
McDermott Technology Americas, Inc./McDermott Technology U.S., Inc., 10.63%, 05/01/24(a)	35	30,013
Oceaneering International, Inc., 4.65%, 11/15/24	28	24,605
Pattern Energy Group, Inc., 5.88%, 02/01/24(a)	250	243,125
Pioneer Energy Services Corp., 6.13%, 03/15/22	133	106,067
Precision Drilling Corp., 6.50%, 12/15/21	38	37,963
SESI LLC, 7.75%, 09/15/24	140	124,950
Transocean, Inc.:
5.80%, 10/15/22	275	253,000
9.00%, 07/15/23(a)	386	395,650
7.50%, 01/15/26(a)	100	93,000

7

Schedule of Investments (unaudited) (continued) November 30, 2018	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Energy Equipment & Services (continued)
Trinidad Drilling Ltd., 6.63%, 02/15/25(a)	USD 169	$170,082
USA Compression Partners LP/USA Compression Finance Corp., 6.88%, 04/01/26(a)	198	193,297
Weatherford International Ltd.:
7.75%, 06/15/21	262	214,840
6.50%, 08/01/36	75	42,750
5.95%, 04/15/42	95	53,200

		5,096,528
Environmental, Maintenance, & Security Service — 0.1%
Hulk Finance Corp., 7.00%, 06/01/26(a)	92	82,340
Tervita Escrow Corp., 7.63%, 12/01/21(a)	237	232,260
Waste Pro USA, Inc., 5.50%, 02/15/26 (a)	80	73,600

		388,200
Equity Real Estate Investment Trusts (REITs) — 1.2%
ERP Operating LP, 4.50%, 06/01/45	1,155	1,117,512
Five Point Operating Co. LP/Five Point Capital Corp., 7.88%, 11/15/25(a)	102	100,342
GEO Group, Inc.:
5.13%, 04/01/23	105	94,762
5.88%, 10/15/24	128	115,200
6.00%, 04/15/26	20	17,750
HCP, Inc., 4.00%, 06/01/25(f)	2,000	1,940,588
Hilton Domestic Operating Co., Inc.:
4.25%, 09/01/24	127	121,114
5.13%, 05/01/26(a)	304	297,160
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.63%, 04/01/25	18	17,370
iStar, Inc.:
4.63%, 09/15/20	25	24,781
6.00%, 04/01/22	48	47,354
5.25%, 09/15/22	17	16,235
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.:
5.63%, 05/01/24	829	837,166
4.50%, 09/01/26	360	331,891
4.50%, 01/15/28	225	198,562
MPT Operating Partnership LP/MPT Finance Corp.:
6.38%, 03/01/24	26	26,910
5.50%, 05/01/24	30	30,225
5.00%, 10/15/27	335	318,250
NH Hotel Group SA, 3.75%, 10/01/23	EUR 128	147,995
Simon Property Group LP, 4.75%, 03/15/42	USD 1,670	1,665,512

Security	Par (000)	Value
Equity Real Estate Investment Trusts (REITs) (continued)
Starwood Property Trust, Inc., 5.00%, 12/15/21	USD 115	$114,842
Trust F/1401, 6.95%, 01/30/44	476	446,255
Ventas Realty LP, 4.13%, 01/15/26	870	850,703
VICI Properties 1 LLC/VICI FC, Inc., 8.00%, 10/15/23	100	108,859

		8,987,338
Food & Staples Retailing — 0.2%
Albertsons Cos. LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC:
6.63%, 06/15/24	59	56,861
5.75%, 03/15/25	68	60,690
Casino Guichard Perrachon SA, 4.56%, 01/25/23	EUR 100	105,575
Rite Aid Corp., 6.13%, 04/01/23(a)	USD 66	56,760
Walgreens Boots Alliance, Inc., 4.80%, 11/18/44	1,000	917,741

		1,197,627
Food Products — 0.5%
Aramark Services, Inc.:
5.00%, 04/01/25(a)	95	94,546
4.75%, 06/01/26	151	143,828
5.00%, 02/01/28(a)	230	218,500
Arcor SAIC, 6.00%, 07/06/23(a)	228	213,517
Chobani LLC/Chobani Finance Corp., Inc., 7.50%, 04/15/25(a)	146	119,720
JBS USA LUX SA/JBS USA Finance, Inc.(a):
5.88%, 07/15/24	344	337,980
5.75%, 06/15/25	742	717,885
6.75%, 02/15/28	223	216,310
MARB BondCo PLC, 7.00%, 03/15/24	200	188,750
Marfrig Holdings Europe BV, 8.00%, 06/08/23(a)	222	223,942
Minerva Luxembourg SA, 6.50%, 09/20/26(a)	222	202,298
Post Holdings, Inc.(a):
5.50%, 03/01/25	230	219,362
5.75%, 03/01/27	258	241,875
Simmons Foods, Inc., 7.75%, 01/15/24(a)	123	125,460

		3,263,973
Health Care Equipment & Supplies — 0.4%
Avantor, Inc.(a):
6.00%, 10/01/24	983	974,399
9.00%, 10/01/25	394	399,417
DJO Finance LLC/DJO Finance Corp., 8.13%, 06/15/21(a)	506	524,975
Immucor, Inc., 11.13%, 02/15/22(a)	60	61,200

8

Schedule of Investments (unaudited) (continued) November 30, 2018	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Health Care Equipment & Supplies (continued)
Mallinckrodt International Finance SA/Mallinckrodt CB LLC(a):
5.75%, 08/01/22	USD	47	$42,841
5.63%, 10/15/23		71	60,705
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA, 6.63%, 05/15/22(a)		923	888,387
Teleflex, Inc., 5.25%, 06/15/24		170	170,850

			3,122,774

Health Care Providers & Services — 1.5%
Acadia Healthcare Co., Inc.:
5.63%, 02/15/23		96	94,400
6.50%, 03/01/24		316	309,680
Aetna, Inc., 4.50%, 05/15/42		575	523,336
AHP Health Partners, Inc., 9.75%, 07/15/26(a)		84	83,790
Centene Corp.:
6.13%, 02/15/24		359	373,324
5.38%, 06/01/26(a)		1,032	1,038,450
CHS/Community Health Systems, Inc., 8.63%, 01/15/24(a)		252	256,095
DaVita, Inc., 5.13%, 07/15/24		142	136,497
Eagle Holding Co. II LLC, (7.63% Cash or 8.38% PIK), 7.63%, 05/15/22(a)(g)		125	124,844
Encompass Health Corp., 5.75%, 11/01/24		26	25,870
HCA, Inc.:
4.75%, 05/01/23		12	12,000
5.00%, 03/15/24		570	571,425
5.38%, 02/01/25		84	84,525
5.25%, 04/15/25		886	894,860
5.25%, 06/15/26		323	325,422
5.38%, 09/01/26		301	297,990
5.63%, 09/01/28		248	243,970
5.50%, 06/15/47		760	731,500
MEDNAX, Inc., 5.25%, 12/01/23(a)		90	88,875
Molina Healthcare, Inc., 4.88%, 06/15/25(a)		71	66,918
MPH Acquisition Holdings LLC, 7.13%, 06/01/24(a)		273	272,317
Northwell Healthcare, Inc., 4.26%, 11/01/47		725	662,572
NVA Holdings, Inc., 6.88%, 04/01/26(a)		133	126,849
Polaris Intermediate Corp., (8.50% Cash), 8.50%, 12/01/22(a)(g)		608	604,960
RegionalCare Hospital Partners Holdings, Inc., 8.25%, 05/01/23(a)		123	128,304
Sotera Health Holdings LLC, 6.50%, 05/15/23(a)		137	134,945
Surgery Center Holdings, Inc.(a):
8.88%, 04/15/21		98	99,470
6.75%, 07/01/25(f)		183	169,504

Security		Par (000)	Value

Health Care Providers & Services (continued)
Team Health Holdings, Inc., 6.38%, 02/01/25(a)(f)	USD	267	$220,275
Tenet Healthcare Corp.:
7.50%, 01/01/22(a)		118	122,425
8.13%, 04/01/22		822	854,880
6.75%, 06/15/23		105	103,687
4.63%, 07/15/24		744	709,590
Vizient, Inc., 10.38%, 03/01/24(a)		228	247,950
WellCare Health Plans, Inc.:
5.25%, 04/01/25		93	92,186
5.38%, 08/15/26(a)		189	187,617

			11,021,302

Health Care Technology — 0.0%
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc., 5.75%, 03/01/25(a)		146	141,072
IQVIA, Inc., 3.25%, 03/15/25(a)	EUR	100	111,508

			252,580

Hotels, Restaurants & Leisure — 2.0%
1011778 BC ULC/New Red Finance, Inc., 5.00%, 10/15/25(a)	USD	1,098	1,032,340
Arcos Dorados Holdings, Inc., 5.88%, 04/04/27(a)		257	235,502
Boyd Gaming Corp., 6.00%, 08/15/26		116	112,230
Boyne USA, Inc., 7.25%, 05/01/25(a)		57	59,280
Caesars Resort Collection LLC/CRC Finco, Inc., 5.25%, 10/15/25(a)		119	109,182
Churchill Downs, Inc., 4.75%, 01/15/28(a)		48	43,680
CPUK Finance Ltd., 4.25%, 02/28/47	GBP	100	124,765
Eldorado Resorts, Inc.:
6.00%, 04/01/25	USD	67	65,325
6.00%, 09/15/26(a)		70	67,725
ESH Hospitality, Inc., 5.25%, 05/01/25(a)		142	135,787
GLP Capital LP/GLP Financing II, Inc.:
5.38%, 11/01/23		90	91,209
5.25%, 06/01/25		36	35,766
Golden Nugget, Inc., 6.75%, 10/15/24(a)		328	322,260
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.88%, 04/01/27		2	1,908
International Game Technology PLC, 4.75%, 02/15/23	EUR	100	120,201
IRB Holding Corp., 6.75%, 02/15/26(a)	USD	50	46,125
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC(a):
5.25%, 06/01/26		73	71,585
4.75%, 06/01/27		88	82,482

9

Schedule of Investments (unaudited) (continued) November 30, 2018	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Hotels, Restaurants & Leisure (continued)
Melco Resorts Finance Ltd., 4.88%, 06/06/25(a)	USD	250	$221,979
MGM Resorts International:
6.63%, 12/15/21		674	706,015
7.75%, 03/15/22		221	237,575
4.63%, 09/01/26		12	10,905
New Red Finance, Inc., 4.25%, 05/15/24(a)		171	161,595
Sabre GLBL, Inc.(a):
5.38%, 04/15/23		62	61,690
5.25%, 11/15/23		133	132,002
Scientific Games International, Inc.:
10.00%, 12/01/22		305	316,026
5.00%, 10/15/25(a)		320	299,568
3.38%, 02/15/26	EUR	100	105,002
Six Flags Entertainment Corp., 4.88%, 07/31/24(a)	USD	294	281,505
Stars Group Holdings BV/Stars Group US Co-Borrower LLC, 7.00%, 07/15/26(a)		108	107,595
Station Casinos LLC, 5.00%, 10/01/25(a)		79	72,186
Unique Pub Finance Co. PLC:
Series A3, 6.54%, 03/30/21	GBP	1,473	1,951,549
Series A4, 5.66%, 06/30/27		979	1,360,147
Series M, 7.40%, 03/28/24		3,000	4,178,780
Series N, 6.46%, 03/30/32		821	994,135
Vue International Bidco PLC, 7.88%, 07/15/20		100	127,384
Wyndham Destinations, Inc.:
5.40%, 04/01/24	USD	6	5,860
5.75%, 04/01/27		44	40,594
Wyndham Hotels & Resorts, Inc., 5.38%, 04/15/26(a)		76	73,150
Wynn Macau Ltd., 5.50%, 10/01/27(a)		400	354,000
Yum! Brands, Inc.:
3.88%, 11/01/23		27	25,650
5.35%, 11/01/43		4	3,450

			14,585,694

Household Durables — 0.3%
Algeco Scotsman Global Finance PLC, 8.00%, 02/15/23(a)		600	588,000
Century Communities, Inc., 6.88%, 05/15/22		289	289,578
K Hovnanian Enterprises, Inc., 10.00%, 07/15/22(a)		143	132,275
Lennar Corp.:
6.25%, 12/15/21		196	202,370
4.88%, 12/15/23		85	83,087
4.75%, 05/30/25		90	85,387
5.25%, 06/01/26		38	36,385

Security		Par (000)	Value

Household Durables (continued)
Lennar Corp. (continued):
4.75%, 11/29/27	USD	185	$170,200
Mattamy Group Corp.(a):
6.88%, 12/15/23		94	90,240
6.50%, 10/01/25		96	90,120
MDC Holdings, Inc., 6.00%, 01/15/43		72	55,890
Meritage Homes Corp., 5.13%, 06/06/27		52	45,760
PulteGroup, Inc., 6.38%, 05/15/33		216	198,180
Tempur Sealy International, Inc.:
5.63%, 10/15/23		2	1,965
5.50%, 06/15/26		67	63,148
TRI Pointe Group, Inc.:
4.88%, 07/01/21		73	70,445
5.25%, 06/01/27		28	22,750
TRI Pointe Group, Inc./TRI Pointe Homes, Inc., 4.38%, 06/15/19		10	9,947

			2,235,727

Household Products — 0.0%
ACCO Brands Corp., 5.25%, 12/15/24(a)		59	54,427

Independent Power and Renewable Electricity Producers — 0.5%
AES Corp.:
6.00%, 05/15/26		240	247,200
5.13%, 09/01/27		200	197,000
Calpine Corp.:
5.38%, 01/15/23		249	235,928
5.88%, 01/15/24(a)		120	120,000
5.75%, 01/15/25		100	92,000
5.25%, 06/01/26(a)		581	540,330
Clearway Energy Operating LLC:
5.38%, 08/15/24		144	136,440
5.75%, 10/15/25(a)		121	116,463
Colbun SA, 3.95%, 10/11/27(a)		200	182,335
Genneia SA, 8.75%, 01/20/22(a)		370	345,950
NRG Energy, Inc.:
6.63%, 01/15/27		681	693,714
5.75%, 01/15/28		42	40,950
TerraForm Power Operating LLC(a):
4.25%, 01/31/23		63	59,850
6.63%, 06/15/25(j)		15	15,450
5.00%, 01/31/28		128	114,598
Vistra Energy Corp., 7.63%, 11/01/24		76	80,750

			3,218,958

Industrial Conglomerates — 0.2%
Apergy Corp., 6.38%, 05/01/26(a)		72	71,280
BWX Technologies, Inc., 5.38%, 07/15/26(a)		109	105,730
General Electric Co., 6.88%, 01/10/39		135	138,102
Smiths Group PLC, 3.63%, 10/12/22(a)		360	355,079

10

Schedule of Investments (unaudited) (continued) November 30, 2018	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Industrial Conglomerates (continued)
Vertiv Group Corp., 9.25%, 10/15/24(a)	USD	390	$378,300

			1,048,491

Insurance — 2.6%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 8.25%, 08/01/23(a)		645	655,888
Allied World Assurance Co. Holdings Ltd., 4.35%, 10/29/25		1,495	1,446,008
American International Group, Inc., 3.75%, 07/10/25		3,380	3,194,864
AmWINS Group, Inc., 7.75%, 07/01/26(a)		114	113,430
Aon PLC:
3.88%, 12/15/25		1,445	1,408,797
4.60%, 06/14/44		500	460,787
Assicurazioni Generali SpA(3 mo. Euribor + 7.11%), 7.75%, 12/12/42(h)	EUR	100	127,936
AssuredPartners, Inc., 7.00%, 08/15/25(a)	USD	10	9,438
AXA SA(3 mo. Euribor + 3.05%), 5.25%, 04/16/40(h)	EUR	500	597,741
Caisse Nationale de Reassurance Mutuelle Agricole Groupama, 6.00%, 01/23/27		100	126,908
Five Corners Funding Trust, 4.42%, 11/15/23(a)	USD	2,050	2,086,409
Hartford Financial Services Group, Inc., 5.13%, 04/15/22		1,860	1,938,434
HUB International Ltd., 7.00%, 05/01/26(a)		240	228,600
Liberty Mutual Group, Inc., 6.50%, 05/01/42(a)		2,000	2,331,366
Muenchener Rueckversicherungs AG(3 mo. Euribor + 3.50%), 6.00%, 05/26/41(h)	EUR	400	506,573
Nationstar Mortgage Holdings, Inc.(a):
8.13%, 07/15/23	USD	164	165,640
9.13%, 07/15/26		111	112,318
Nationwide Building Society, 4.13%, 10/18/32(a)(c)		720	630,999
Prudential Financial, Inc.:
5.90%, 03/17/36		500	553,878
5.70%, 12/14/36(f)		1,625	1,780,767
Teachers Insurance & Annuity Association of America, 4.27%, 05/15/47(a)		700	656,486

Security	Par (000)		Value

Insurance (continued)
USIS Merger Sub, Inc., 6.88%, 05/01/25(a)	USD	41	$38,950

			19,172,217

Internet Software & Services — 0.2%
Equinix, Inc.:
2.88%, 03/15/24(d)	EUR	100	113,736
5.88%, 01/15/26	USD	591	599,865
Netflix, Inc.:
4.38%, 11/15/26		149	137,098
5.88%, 11/15/28(a)		255	251,405
Rackspace Hosting, Inc., 8.63%, 11/15/24(a)(f)		99	83,655
Symantec Corp., 5.00%, 04/15/25(a)		124	119,999
Uber Technologies, Inc., 7.50%, 11/01/23(a)		74	72,335
United Group BV, 4.38%, 07/01/22	EUR	126	141,515

			1,519,608

IT Services — 0.6%
Banff Merger Sub, Inc.:
8.38%, 09/01/26		100	109,791
9.75%, 09/01/26(a)	USD	767	721,939
Fidelity National Information Services, Inc., 4.50%, 08/15/46		1,000	892,610
First Data Corp.(a):
7.00%, 12/01/23		491	508,185
5.00%, 01/15/24		220	216,964
5.75%, 01/15/24		1,236	1,240,635
Gartner, Inc., 5.13%, 04/01/25(a)		209	206,126
InterXion Holding NV, 4.75%, 06/15/25	EUR	100	116,552
WEX, Inc., 4.75%, 02/01/23(a)	USD	105	103,708

			4,116,510

Leisure Products — 0.0%
Mattel, Inc.:
6.75%, 12/31/25(a)		232	218,660
6.20%, 10/01/40		48	37,680
5.45%, 11/01/41		28	21,840

			278,180

Life Sciences Tools & Services — 0.2%
Thermo Fisher Scientific, Inc., 5.30%, 02/01/44		1,000	1,064,649

Machinery — 0.2%
Mueller Water Products, Inc., 5.50%, 06/15/26(a)		102	100,980
Platin 1426 GmbH, 5.38%, 06/15/23	EUR	100	106,197
RBS Global, Inc./Rexnord LLC, 4.88%, 12/15/25(a)	USD	390	370,012
SPX FLOW, Inc.(a):
5.63%, 08/15/24		103	99,395

11

Schedule of Investments (unaudited) (continued) November 30, 2018	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Machinery (continued)
SPX FLOW, Inc.(a) (continued):
5.88%, 08/15/26	USD	75	$71,625
Terex Corp., 5.63%, 02/01/25(a)		365	335,910
Titan Acquisition Ltd./Titan Co-Borrower LLC, 7.75%, 04/15/26(a)		384	314,880
Wabash National Corp., 5.50%, 10/01/25(a)		176	156,640

			1,555,639
Media — 5.6%
21st Century Fox America, Inc., 7.63%, 11/30/28		385	489,505
Altice Financing SA(a):
6.63%, 02/15/23		200	197,500
7.50%, 05/15/26		392	368,480
Altice France SA(a):
7.38%, 05/01/26		906	869,760
8.13%, 02/01/27		512	501,760
Altice Luxembourg SA, 7.75%, 05/15/22(a)(f)		642	611,505
AMC Networks, Inc., 4.75%, 08/01/25		180	167,407
Cablevision SA, 6.50%, 06/15/21(a)		222	216,173
Cablevision Systems Corp., 8.00%, 04/15/20		325	338,000
CBS Radio, Inc., 7.25%, 11/01/24(a)		10	9,575
CCO Holdings LLC/CCO Holdings Capital Corp.(a):
5.13%, 05/01/23		73	72,544
5.13%, 05/01/27		1,273	1,206,167
5.00%, 02/01/28		598	556,887
Charter Communications Operating LLC/Charter Communications Operating Capital, 4.91%, 07/23/25		4,700	4,667,629
Clear Channel International BV, 8.75%, 12/15/20(a)		317	324,132
Clear Channel Worldwide Holdings, Inc.:
6.50%, 11/15/22		1,581	1,598,488
Series B, 7.63%, 03/15/20		443	442,446
Comcast Cable Communications Holdings, Inc., 9.46%, 11/15/22		2,600	3,147,677
Comcast Corp.:
6.45%, 03/15/37		790	924,157
4.60%, 08/15/45		2,000	1,923,832
4.70%, 10/15/48		3,000	2,921,141
CSC Holdings LLC:
6.75%, 11/15/21		137	143,508
10.13%, 01/15/23(a)		990	1,071,774
5.38%, 07/15/23(a)		340	337,450
5.25%, 06/01/24		418	397,100
7.75%, 07/15/25(a)		360	377,093
6.63%, 10/15/25(a)		200	207,976

Security	Par (000)		Value
Media (continued)
CSC Holdings LLC (continued):
10.88%, 10/15/25(a)	USD	964	$1,111,010
5.50%, 05/15/26(a)		759	735,044
7.50%, 04/01/28(a)		342	352,253
Series 144S, 5.13%, 12/15/21(a)		321	319,796
Discovery Communications LLC:
3.25%, 04/01/23		1,850	1,776,402
3.45%, 03/15/25		210	195,606
DISH DBS Corp.:
6.75%, 06/01/21		425	431,906
5.88%, 07/15/22		619	590,371
5.00%, 03/15/23		284	248,500
5.88%, 11/15/24		36	30,600
DKT Finance ApS, 7.00%, 06/17/23	EUR	142	170,998
eircom Finance DAC, 4.50%, 05/31/22		100	115,078
Gray Escrow, Inc., 7.00%, 05/15/27(a)	USD	144	146,174
Hughes Satellite Systems Corp.:
7.63%, 06/15/21		64	66,941
5.25%, 08/01/26		214	199,555
Inmarsat Finance PLC, 4.88%, 05/15/22(a)		200	192,500
Intelsat Jackson Holdings SA:
5.50%, 08/01/23		440	388,300
8.50%, 10/15/24(a)		635	628,713
9.75%, 07/15/25(a)		608	627,760
Interpublic Group of Cos., Inc., 3.75%, 02/15/23		2,000	1,982,150
Level 3 Parent LLC, 5.75%, 12/01/22		222	222,000
MDC Partners, Inc., 6.50%, 05/01/24(a)		228	193,800
Meredith Corp., 6.88%, 02/01/26(a)		110	112,475
Midcontinent Communications/Midcontinent Finance Corp., 6.88%, 08/15/23(a)		148	153,180
Nielsen Finance LLC/Nielsen Finance Co., 5.00%, 04/15/22(a)		238	232,740
Qualitytech LP/QTS Finance Corp., 4.75%, 11/15/25(a)		104	98,540
Radiate Holdco LLC/Radiate Finance, Inc., 6.88%, 02/15/23(a)		43	40,205
Sirius XM Radio, Inc., 5.00%, 08/01/27(a)		162	152,280
TCI Communications, Inc., 7.88%, 02/15/26(f)		610	740,672
TEGNA, Inc., 5.50%, 09/15/24(a)		45	45,113
Telenet Finance Luxembourg Notes Sarl, 5.50%, 03/01/28(a)		200	183,000
Telenet Finance VI Luxembourg SCA, 4.88%, 07/15/27	EUR	90	109,051
Telesat Canada/Telesat LLC, 8.88%, 11/15/24(a)	USD	167	178,273
Time Warner, Inc., 6.10%, 07/15/40		830	838,321
Tribune Media Co., 5.88%, 07/15/22		186	188,325

12

Schedule of Investments (unaudited) (continued) November 30, 2018	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Media (continued)
Univision Communications, Inc.(a):
5.13%, 05/15/23	USD	182	$170,398
5.13%, 02/15/25		52	47,430
UPCB Finance IV Ltd., 4.00%, 01/15/27	EUR	90	104,419
Viacom, Inc., 5.85%, 09/01/43	USD	645	639,451
Videotron Ltd., 5.13%, 04/15/27(a)		222	210,345
Virgin Media Finance PLC, 5.75%, 01/15/25(a)		515	489,250
Virgin Media Receivables Financing Notes I DAC, 5.50%, 09/15/24	GBP	100	123,123
Virgin Media Secured Finance PLC:
5.25%, 01/15/26(a)	USD	303	283,684
4.88%, 01/15/27	GBP	100	121,755
Ziggo Bond Co. BV:
7.13%, 05/15/24	EUR	100	119,363
5.88%, 01/15/25(a)	USD	260	237,089
Ziggo BV, 5.50%, 01/15/27(a)		150	139,688

			40,573,293
Metals & Mining — 1.0%
Alcoa Nederland Holding BV, 6.13%, 05/15/28(a)		200	195,000
Big River Steel LLC/BRS Finance Corp., 7.25%, 09/01/25(a)		121	123,420
Cleveland-Cliffs, Inc., 4.88%, 01/15/24(a)		131	122,485
Constellium NV(a):
5.75%, 05/15/24		1,082	1,011,670
5.88%, 02/15/26		269	244,118
Freeport-McMoRan, Inc.:
4.00%, 11/14/21		121	117,824
3.55%, 03/01/22		430	409,037
3.88%, 03/15/23		898	836,262
4.55%, 11/14/24		100	92,875
5.40%, 11/14/34		245	205,800
5.45%, 03/15/43		738	603,315
Grinding Media, Inc./Moly-Cop AltaSteel Ltd., 7.38%, 12/15/23(a)		389	389,972
Joseph T Ryerson & Son, Inc., 11.00%, 05/15/22(a)		115	122,475
Novelis Corp.(a):
6.25%, 08/15/24		500	495,000
5.88%, 09/30/26		322	300,265
Rio Tinto Finance USA PLC, 4.75%, 03/22/42		400	410,823
Steel Dynamics, Inc.:
5.25%, 04/15/23		40	39,950
5.50%, 10/01/24		48	47,880
4.13%, 09/15/25		142	130,995
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp., 7.50%, 06/15/25(a)		193	189,623

Security	Par (000)		Value
Metals & Mining (continued)
Teck Resources Ltd.:
5.20%, 03/01/42	USD	312	$274,984
5.40%, 02/01/43		96	85,440
United States Steel Corp.:
6.88%, 08/15/25		120	113,336
6.25%, 03/15/26		146	133,498
Vale Overseas Ltd., 6.25%, 08/10/26		237	252,998
VM Holdings SA, 5.38%, 05/04/27(a)		299	287,788

			7,236,833
Multi-Utilities — 0.0%
Superior Plus LP/Superior General Partner, Inc., 7.00%, 07/15/26(a)		187	184,195

Offshore Drilling & Other Services — 0.0%
Entegris, Inc., 4.63%, 02/10/26(a)		135	124,928

Oil, Gas & Consumable Fuels — 7.1%
Anadarko Petroleum Corp., 5.55%, 03/15/26		1,500	1,555,626
Andeavor Logistics LP/Tesoro Logistics Finance Corp., 4.25%, 12/01/27		250	232,844
Antero Midstream Partners LP/Antero Midstream Finance Corp., 5.38%, 09/15/24		35	34,132
Antero Resources Corp.:
5.13%, 12/01/22		52	50,960
5.63%, 06/01/23		71	70,468
5.00%, 03/01/25		266	252,700
Ascent Resources Utica Holdings LLC/ARU Finance Corp.(a):
10.00%, 04/01/22		90	95,175
7.00%, 11/01/26		120	112,500
Berry Petroleum Co. LLC, 7.00%, 02/15/26(a)		175	166,246
Bruin E&P Partners LLC, 8.88%, 08/01/23(a)		277	257,610
California Resources Corp., 8.00%, 12/15/22(a)		281	215,316
Callon Petroleum Co.:
6.13%, 10/01/24		144	138,960
Series WI, 6.38%, 07/01/26		46	44,275
Carrizo Oil & Gas, Inc.:
6.25%, 04/15/23		133	126,682
8.25%, 07/15/25		169	171,957
Cenovus Energy, Inc., 4.25%, 04/15/27		400	356,613
Chaparral Energy, Inc., 8.75%, 07/15/23(a)		164	154,980
Cheniere Corpus Christi Holdings LLC:
7.00%, 06/30/24		378	407,295
5.88%, 03/31/25		179	184,370
5.13%, 06/30/27		360	348,750
Cheniere Energy Partners LP, Series WI, 5.25%, 10/01/25		70	68,163

13

Schedule of Investments (unaudited) (continued) November 30, 2018	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Oil, Gas & Consumable Fuels (continued)
Chesapeake Energy Corp.:
6.63%, 08/15/20	USD	92	$92,230
4.88%, 04/15/22		14	13,020
7.00%, 10/01/24		464	431,520
8.00%, 01/15/25		139	133,787
7.50%, 10/01/26		104	96,460
8.00%, 06/15/27		403	382,850
Cia Latinoamericana de Infraestructura & Servicios SA, 9.50%, 07/20/23(a)		370	242,905
Citgo Holding, Inc., 10.75%, 02/15/20(a)		95	98,088
CNX Resources Corp., 5.88%, 04/15/22		1,099	1,075,646
Comstock Escrow Corp., 9.75%, 08/15/26(a)		125	113,750
ConocoPhillips Canada Funding Co., 5.95%, 10/15/36		685	781,611
ConocoPhillips Co., 6.50%, 02/01/39		600	732,174
CONSOL Energy, Inc., 11.00%, 11/15/25(a)		286	319,605
Covey Park Energy LLC/Covey Park Finance Corp., 7.50%, 05/15/25(a)		183	172,935
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 6.25%, 04/01/23		20	19,850
CrownRock LP/CrownRock Finance, Inc., 5.63%, 10/15/25(a)		525	490,875
DCP Midstream Operating LP:
4.75%, 09/30/21(a)		55	54,863
5.38%, 07/15/25		56	56,070
6.45%, 11/03/36(a)		145	145,000
6.75%, 09/15/37(a)		211	212,582
DEA Finance SA, 7.50%, 10/15/22	EUR	100	118,598
Denbury Resources, Inc.(a):
9.25%, 03/31/22	USD	248	247,380
7.50%, 02/15/24		80	70,700
Devon Energy Corp., 5.85%, 12/15/25		1,000	1,045,305
Diamond Offshore Drilling, Inc.:
7.88%, 08/15/25		112	99,960
5.70%, 10/15/39		18	11,520
4.88%, 11/01/43		164	96,760
Diamondback Energy, Inc.:
4.75%, 11/01/24		183	177,739
4.75%, 11/01/24(a)		18	17,483
5.38%, 05/31/25		145	143,369
Enbridge, Inc., 6.25%, 03/01/78(c)(d)		1,935	1,717,505
Endeavor Energy Resources LP/EER Finance, Inc.(a):
5.50%, 01/30/26		201	206,527
5.75%, 01/30/28		136	139,740
Energy Transfer Partners LP:
4.75%, 01/15/26		1,250	1,211,563
4.05%, 03/15/25		500	470,797
5.30%, 04/15/47		540	469,115

Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
EnLink Midstream Partners LP:
4.40%, 04/01/24	USD	144	$137,377
4.15%, 06/01/25		14	12,671
4.85%, 07/15/26		130	118,665
5.05%, 04/01/45		45	34,210
5.45%, 06/01/47		125	99,707
Ensco Jersey Finance Ltd., 3.00%, 01/31/24(k)		458	361,111
Ensco PLC, 5.75%, 10/01/44		2	1,230
EOG Resources, Inc., 5.10%, 01/15/36		200	213,753
EP Energy LLC/Everest Acquisition Finance, Inc.:
9.38%, 05/01/20		6	5,580
9.38%, 05/01/24(a)		277	152,350
7.75%, 05/15/26(a)		298	286,825
Extraction Oil & Gas, Inc.(a):
7.38%, 05/15/24		63	55,440
5.63%, 02/01/26		279	217,620
Frontera Energy Corp., 9.70%, 06/25/23(a)		384	387,840
Genesis Energy LP/Genesis Energy Finance Corp.:
6.50%, 10/01/25		59	53,395
6.25%, 05/15/26		112	98,560
GNL Quintero SA, 4.63%, 07/31/29(a)		200	191,500
Great Western Petroleum LLC/Great Western Finance, Inc., 9.00%, 09/30/21(a)		396	364,320
Gulfport Energy Corp.:
6.63%, 05/01/23		100	97,000
6.38%, 01/15/26		12	10,710
Halcon Resources Corp., 6.75%, 02/15/25		254	194,945
Hess Corp., 4.30%, 04/01/27		1,100	1,005,473
Hess Infrastructure Partners LP/Hess Infrastructure Partners Finance Corp., 5.63%, 02/15/26(a)		158	153,260
Impulsora Pipeline LLC, 26.86%, 12/31/42(e)		1,800	1,758,644
Jagged Peak Energy LLC, 5.88%, 05/01/26(a)		10	9,575
KeySpan Gas East Corp., 5.82%, 04/01/41(a)(f)		1,010	1,162,730
Kinder Morgan, Inc.:
4.30%, 06/01/25		1,750	1,708,990
5.05%, 02/15/46		1,750	1,573,285
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6.00%, 08/01/26(a)		67	64,823
Marathon Petroleum Corp., 6.50%, 03/01/41(f)		2,049	2,231,248

14

Schedule of Investments (unaudited) (continued) November 30, 2018	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Oil, Gas & Consumable Fuels (continued)
Matador Resources Co., 5.88%, 09/15/26(a)	USD	267	$253,650
MEG Energy Corp.(a):
6.38%, 01/30/23		78	72,735
6.50%, 01/15/25		304	310,080
MidAmerican Energy Co., 5.80%, 10/15/36(f)		1,500	1,758,826
MidAmerican Energy Holdings Co., 5.95%, 05/15/37		1,750	2,028,350
Nabors Industries, Inc., 5.75%, 02/01/25		110	89,237
New Enterprise Stone & Lime Co., Inc., 6.25%, 03/15/26(a)		53	48,893
Newfield Exploration Co., 5.38%, 01/01/26		122	121,542
NGPL PipeCo LLC(a):
4.88%, 08/15/27		165	157,575
7.77%, 12/15/37		227	261,050
Noble Holding International Ltd.:
7.75%, 01/15/24		138	120,750
7.88%, 02/01/26(a)		533	497,022
5.25%, 03/15/42		84	53,760
Northern Oil and Gas, Inc., (8.75% Cash or 1.00% PIK), 9.50%, 05/15/23(a)(g)		173	169,972
Pacific Drilling First Lien Escrow Issuer Ltd., 8.38%, 10/01/23		426	419,610
Parsley Energy LLC/Parsley Finance Corp.(a):
6.25%, 06/01/24		48	47,880
5.38%, 01/15/25		144	137,880
5.25%, 08/15/25		52	49,140
5.63%, 10/15/27		263	249,850
PBF Holding Co. LLC/ PBF Finance Corp., 7.25%, 06/15/25		143	141,927
PDC Energy, Inc.:
1.13%, 09/15/21(k)		548	503,770
6.13%, 09/15/24		24	23,040
5.75%, 05/15/26		103	96,048
Petrobras Global Finance BV:
5.30%, 01/27/25		208	196,227
8.75%, 05/23/26		222	249,306
6.00%, 01/27/28		239	224,457
Petroleos Mexicanos:
5.38%, 03/13/22		27	26,405
6.50%, 03/13/27		148	138,454
5.35%, 02/12/28(a)		35	30,163
QEP Resources, Inc.:
6.88%, 03/01/21		26	27,268
5.38%, 10/01/22		315	313,425
5.25%, 05/01/23		10	9,550
5.63%, 03/01/26		333	305,111
Range Resources Corp.:
5.88%, 07/01/22		148	146,150
5.00%, 03/15/23		33	31,123

Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Range Resources Corp. (continued):
4.88%, 05/15/25	USD	116	$104,980
Resolute Energy Corp., 8.50%, 05/01/20		279	281,232
Rowan Cos., Inc., 4.88%, 06/01/22		148	133,200
Sabine Pass Liquefaction LLC, 5.88%, 06/30/26		1,750	1,842,159
Sanchez Energy Corp.:
7.75%, 06/15/21		811	237,217
7.25%, 02/15/23(a)		84	71,820
SESI LLC, 7.13%, 12/15/21		60	56,700
Seven Generations Energy Ltd.(a):
6.88%, 06/30/23		197	197,000
5.38%, 09/30/25		28	26,040
SM Energy Co.:
5.00%, 01/15/24		144	133,740
5.63%, 06/01/25(f)		160	146,800
6.75%, 09/15/26		20	19,200
6.63%, 01/15/27		15	14,325
Southwestern Energy Co.:
6.20%, 01/23/25		148	141,895
7.50%, 04/01/26		79	79,593
7.75%, 10/01/27		224	226,509
Suncor Energy, Inc., 6.50%, 06/15/38		1,000	1,136,522
Sunoco Logistics Partners Operations LP, 3.90%, 07/15/26		310	283,032
Sunoco LP/Sunoco Finance Corp.:
4.88%, 01/15/23		197	192,075
5.50%, 02/15/26		64	60,960
5.88%, 03/15/28		4	3,785
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(a):
4.75%, 10/01/23		15	14,813
5.50%, 09/15/24		238	238,595
5.50%, 01/15/28		620	609,150
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
5.25%, 05/01/23		103	102,742
5.13%, 02/01/25		32	30,880
5.88%, 04/15/26(a)		296	294,520
5.00%, 01/15/28		163	150,646
TransCanada PipeLines Ltd., 4.63%, 03/01/34		500	469,665
Transocean Guardian Ltd., 5.88%, 01/15/24(a)		105	102,375
Transocean Pontus Ltd., 6.13%, 08/01/25(a)		125	121,875
Transocean, Inc., 7.25%, 11/01/25(a)		192	177,600
Transportadora de Gas del Sur SA, 6.75%, 05/02/25(a)		249	232,815
UGI International LLC, 3.25%, 11/01/25	EUR	100	113,776
Vantage Drilling International, 9.25%, 11/15/23(a)	USD	80	79,800

15

Schedule of Investments (unaudited) (continued) November 30, 2018	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Oil, Gas & Consumable Fuels (continued)
W&T Offshore, Inc., 2018 Term Loan, 9.75%, 11/01/23(a)	USD	74	$66,970
Western Gas Partners LP, 5.38%, 06/01/21		1,425	1,461,454
Whiting Petroleum Corp., 6.63%, 01/15/26		74	71,225
WildHorse Resource Development Corp., 6.88%, 02/01/25		120	117,000
Williams Cos., Inc.:
3.90%, 01/15/25		1,150	1,109,673
4.00%, 09/15/25		750	721,017
WPX Energy, Inc.:
8.25%, 08/01/23		49	53,533
5.25%, 09/15/24		75	71,250
YPF SA, 8.50%, 07/28/25		316	298,383

			51,127,108

Paper & Forest Products — 0.1%
International Paper Co., 6.00%, 11/15/41		870	906,638
Norbord, Inc., 6.25%, 04/15/23(a)		111	111,139

			1,017,777

Pharmaceuticals — 2.3%
AbbVie, Inc.:
3.60%, 05/14/25		870	829,913
3.20%, 05/14/26		500	459,531
4.45%, 05/14/46		2,095	1,799,206
Allergan Funding SCS:
3.80%, 03/15/25		3,250	3,119,546
4.55%, 03/15/35		2,140	1,987,717
Allergan Sales LLC, 5.00%, 12/15/21(a)		758	777,575
Bausch Health Cos., Inc.:
5.63%, 12/01/21(a)		261	260,674
6.50%, 03/15/22(a)		56	57,738
5.50%, 03/01/23(a)		317	306,301
4.50%, 05/15/23	EUR	176	195,265
5.88%, 05/15/23(a)	USD	1,023	996,146
7.00%, 03/15/24(a)		475	496,969
6.13%, 04/15/25(a)		332	311,648
5.50%, 11/01/25(a)		527	517,778
9.00%, 12/15/25(a)		20	21,100
Charles River Laboratories International, Inc., 5.50%, 04/01/26(a)		91	91,000
CVS Health Corp.:
5.13%, 07/20/45		700	680,503
5.05%, 03/25/48		1,221	1,185,176
Elanco Animal Health, Inc.(a):
4.27%, 08/28/23		79	78,402
4.90%, 08/28/28		85	85,504
Endo Finance LLC/Endo Finco, Inc., 5.38%, 01/15/23(a)		62	50,995

Security	Par (000)		Value

Pharmaceuticals (continued)
Jaguar Holding Co. II/Pharmaceutical Product Development LLC, 6.38%, 08/01/23(a)	USD	690	$683,962
MEDNAX, Inc., 6.25%, 01/15/27(a)		52	51,792
Mylan NV, 3.95%, 06/15/26		750	688,520
Rossini Sarl, 6.75%, 10/30/25	EUR	112	126,833
Syneos Health, Inc./inVentiv Health, Inc./inVentiv Health Clinical, Inc., 7.50%, 10/01/24(a)	USD	108	113,400
Synlab Bondco PLC, 6.25%, 07/01/22	EUR	100	116,049
Valeant Pharmaceuticals International, 8.50%, 01/31/27(a)	USD	523	541,305
Valeant Pharmaceuticals International, Inc., 9.25%, 04/01/26(a)		67	71,334

			16,701,882

Real Estate Management & Development — 0.7%
ADLER Real Estate AG:
2.13%, 02/06/24	EUR	100	107,099
3.00%, 04/27/26		100	107,440
Greystar Real Estate Partners LLC, 5.75%, 12/01/25(a)	USD	124	117,800
Howard Hughes Corp., 5.38%, 03/15/25(a)		103	97,593
Newmark Group, Inc., 6.13%, 11/15/23(a)		64	62,891
Northwest Florida Timber Finance LLC, 4.75%, 03/04/29(a)(f)		4,600	4,174,500
Residomo SRO, 3.38%, 10/15/24	EUR	100	112,010

			4,779,333

Road & Rail — 1.2%
Avis Budget Finance PLC, 4.75%, 01/30/26		100	108,540
Burlington Northern Santa Fe LLC, 5.75%, 05/01/40	USD	1,890	2,143,199
CMA CGM SA, 5.25%, 01/15/25	EUR	100	94,416
CSX Corp., 4.75%, 05/30/42	USD	350	343,637
Flexi-Van Leasing, Inc., 10.00%, 02/15/23(a)		122	100,345
Herc Rentals, Inc.(a):
7.50%, 06/01/22		170	178,075
7.75%, 06/01/24		72	76,091
Hertz Corp., 7.63%, 06/01/22(a)		183	179,798
Hertz Holdings Netherlands BV, 5.50%, 03/30/23	EUR	100	112,627
Lima Metro Line 2 Finance Ltd., 5.88%, 07/05/34(a)	USD	5,000	4,975,050
Loxam SAS, 3.50%, 05/03/23	EUR	100	114,356
United Rentals North America, Inc.:
4.63%, 10/15/25	USD	117	108,336
5.88%, 09/15/26		109	105,866

16

Schedule of Investments (unaudited) (continued) November 30, 2018	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Road & Rail (continued)
United Rentals North America, Inc. (continued):
4.88%, 01/15/28	USD	55	$49,603

			8,689,939
Semiconductors & Semiconductor Equipment — 0.7%
Advanced Micro Devices, Inc., 7.50%, 08/15/22		51	55,526
Analog Devices, Inc., 3.90%, 12/15/25		470	458,057
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.88%, 01/15/27		2,850	2,564,442
Microchip Technology, Inc., 1.63%, 02/15/25(k)		351	512,652
ON Semiconductor Corp., 1.00%, 12/01/20(k)		383	456,340
Qorvo, Inc., 5.50%, 07/15/26(a)		368	356,960
QUALCOMM, Inc., 4.65%, 05/20/35		250	239,699
Sensata Technologies BV, 5.00%, 10/01/25(a)		305	293,563

			4,937,239
Software — 1.9%
ACI Worldwide, Inc., 5.75%, 08/15/26(a)		353	350,353
CA, Inc., 3.60%, 08/15/22		705	691,801
CDK Global, Inc., 4.88%, 06/01/27		448	417,760
Citrix Systems, Inc., 0.50%, 04/15/19(k)		99	148,790
Genesys Telecommunications Laboratories, Inc./Greeneden Lux 3 Sarl/Greeneden US Ho, 10.00%, 11/30/24(a)		572	617,760
Infor Software Parent LLC/Infor Software Parent, Inc., (7.13% Cash or 7.88% PIK), 7.13%, 05/01/21(a)(g)		240	239,400
Infor US, Inc., 6.50%, 05/15/22		1,463	1,455,685
Informatica LLC, 7.13%, 07/15/23(a)		549	550,372
Microsoft Corp., 3.50%, 11/15/42(f)		4,000	3,587,579
Nuance Communications, Inc.:
6.00%, 07/01/24		77	76,615
5.63%, 12/15/26		163	156,529
Oracle Corp., 5.38%, 07/15/40(f)		3,025	3,346,993
PTC, Inc., 6.00%, 05/15/24		125	128,438
RP Crown Parent LLC, 7.38%, 10/15/24(a)		295	299,056
Solera LLC/Solera Finance, Inc., 10.50%, 03/01/24(a)		1,107	1,192,792
Sophia LP/Sophia Finance, Inc., 9.00%, 09/30/23(a)		210	216,300

Security	Par (000)		Value
Software (continued)
TIBCO Software, Inc., 11.38%, 12/01/21(a)	USD	478	$506,082

			13,982,305
Specialty Retail — 0.5%
Asbury Automotive Group, Inc., 6.00%, 12/15/24		159	154,826
Catalent Pharma Solutions, Inc., 4.88%, 01/15/26(a)		176	166,760
Group 1 Automotive, Inc.:
5.00%, 06/01/22		110	107,250
5.25%, 12/15/23(a)		13	12,578
Hexion, Inc., 6.63%, 04/15/20		43	35,529
Home Depot, Inc., 5.88%, 12/16/36		1,660	1,937,172
L Brands, Inc.:
6.88%, 11/01/35		215	182,078
6.75%, 07/01/36		49	40,792
Lowe’s Cos, Inc., 4.38%, 09/15/45		1,000	946,110
Penske Automotive Group, Inc., 5.50%, 05/15/26		22	20,350
PVH Corp., 3.13%, 12/15/27	EUR	100	108,072

			3,711,517
Technology Hardware, Storage & Peripherals — 0.7%
Apple, Inc., 4.65%, 02/23/46	USD	2,400	2,446,000
Dell International LLC/EMC Corp.(a):
4.42%, 06/15/21		20	20,010
7.13%, 06/15/24		338	353,278
6.02%, 06/15/26		110	111,201
8.35%, 07/15/46		45	49,603
Hewlett Packard Enterprise Co., 4.90%, 10/15/25		1,500	1,505,243
Western Digital Corp., 4.75%, 02/15/26		674	616,710

			5,102,045
Textiles, Apparel & Luxury Goods — 0.0%
SMCP Group SAS, 5.88%, 05/01/23	EUR	49	57,221

Thrifts & Mortgage Finance — 0.0%
Jerrold Finco PLC, 6.25%, 09/15/21	GBP	100	126,890
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.(a):
5.25%, 03/15/22	USD	17	16,830
5.25%, 10/01/25		139	126,490

			270,210
Tobacco — 1.4%
Altria Group, Inc.:
9.95%, 11/10/38		516	784,463
10.20%, 02/06/39		894	1,374,216
5.38%, 01/31/44		4,030	3,969,051
3.88%, 09/16/46		1,250	1,004,784

17

Schedule of Investments (unaudited) (continued) November 30, 2018	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Tobacco (continued)
Reynolds American, Inc.:
4.45%, 06/12/25	USD	635	$617,078
7.00%, 08/04/41		1,000	1,088,564
5.85%, 08/15/45		1,500	1,449,639

			10,287,795
Transportation Infrastructure — 0.2%
I 595 Express LLC, 26.86%, 12/31/31(e)		850	791,248
Rumo Luxembourg Sarl, 7.38%, 02/09/24(a)		370	381,470
Transurban Finance Co. Property Ltd., 4.13%, 02/02/26(a)		580	568,879

			1,741,597
Utilities — 0.2%
AES Argentina Generacion SA, 7.75%, 02/02/24(a)		370	315,806
AES Panama SRL, 6.00%, 06/25/22(a)		228	230,565
ContourGlobal Power Holdings SA, 3.38%, 08/01/23	EUR	100	108,104
Generacion Mediterranea SA/Generacion Frias SA/Central Termica Roca SA, 9.63%, 07/27/23(a)	USD	370	311,729
Stoneway Capital Corp., 10.00%, 03/01/27(a)		511	458,368
Vistra Operations Co. LLC, 5.50%, 09/01/26(a)		293	288,239

			1,712,811
Wireless Telecommunication Services — 1.4%
Comunicaciones Celulares SA Via Comcel Trust, 6.88%, 02/06/24(a)		1,550	1,569,700
CoreCivic, Inc., 4.75%, 10/15/27		120	101,400
CyrusOne LP/CyrusOne Finance Corp., 5.38%, 03/15/27		45	44,100
Frontier Communications Corp., 8.50%, 04/01/26(a)		218	197,850
Matterhorn Telecom SA(3 mo. Euribor + 3.25%), 3.25%, 02/01/23(b)	EUR	14	16,068
Radiate Holdco LLC/Radiate Finance, Inc., 6.63%, 02/15/25(a)	USD	152	136,800
Rogers Communications, Inc., 7.50%, 08/15/38		2,325	2,970,533
SBA Communications Corp., 4.88%, 09/01/24		754	731,493
Sprint Capital Corp.:
6.90%, 05/01/19		140	141,575
8.75%, 03/15/32		345	374,756
Sprint Corp.:
7.88%, 09/15/23		684	719,705

Security	Par (000)		Value
Wireless Telecommunication Services (continued)
Sprint Corp. (continued):
7.13%, 06/15/24	USD	974	$988,610
7.63%, 02/15/25		132	135,795
7.63%, 03/01/26		644	660,100
T-Mobile USA, Inc.:
6.38%, 03/01/25		205	210,894
5.13%, 04/15/25		126	125,055
6.50%, 01/15/26		42	43,575
4.50%, 02/01/26		426	399,780
4.75%, 02/01/28		231	213,919
Wind Tre SpA, 3.13%, 01/20/25	EUR	100	100,757

			9,882,465

Total Corporate Bonds — 65.9% (Cost — $486,574,657)			477,827,156

Floating Rate Loan Interests(b) — 2.4%

Aerospace & Defense — 0.0%
Atlantic Aviation FBO, Inc., 2018 Term Loan B, 1.00%, 11/29/25(b)(e)(l)	USD	80	79,800
Sequa Mezzanine Holdings LLC, 2nd Lien Term Loan, (3 mo. LIBOR + 9.00%, 1.00% Floor), 11.52%, 04/28/22(b)(e)		40	38,500

			118,300
Chemicals — 0.1%
Alpha 3 BV, 2017 Term Loan B1, (3 mo. LIBOR + 3.00%, 1.00% Floor), 5.39%, 01/31/24(b)		284	281,968
Invictus US LLC, 2nd Lien Term Loan, (2 mo. LIBOR + 6.75%), 9.25%, 03/25/26(b)		42	41,842
Messer Industries LLC, 2018 USD Term Loan, 1.00%, 10/01/25(b)(l)		416	409,502

			733,312
Commercial Services & Supplies — 0.2%
Asurion LLC, 2017 2nd Lien Term Loan, (1 mo. LIBOR + 6.50%), 8.84%, 08/04/25(b)		261	265,784
GFL Environmental, Inc., 2018 USD Term Loan B, (3 mo. LIBOR + 3.00%, 1.00% Floor), 5.39%, 05/30/25(b)		408	396,527
Verscend Holding Corp., 2018 Term Loan B, (1 mo. LIBOR + 4.50%), 6.84%, 08/27/25(b)		701	699,521
West Corp., 2017 Term Loan, (1 mo. LIBOR + 4.00%, 1.00% Floor), 6.53%, 10/10/24(b)		121	116,569

18

Schedule of Investments (unaudited) (continued) November 30, 2018	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Commercial Services & Supplies (continued)
West Corp., 2018 Term Loan B1, (3 mo. LIBOR + 3.50%, 1.00% Floor), 6.03%, 10/10/24(b)	USD	52	$50,476

			1,528,877
Construction & Engineering — 0.1%
Brand Energy & Infrastructure Services, Inc., 2017 Term Loan, (3 mo. LIBOR + 4.25%, 1.00% Floor), 6.73%, 06/21/24(b)		842	827,197

Diversified Telecommunication Services — 0.0%
Sprint Communications, Inc., 2018 Term Loan B, 1.00%, 02/02/24(b)(l)		338	334,833

Energy Equipment & Services — 0.1%
Gavilan Resources LLC, 2nd Lien Term Loan, (1 mo. LIBOR + 6.00%, 1.00% Floor), 8.31%, 03/01/24(b)		89	75,398
Pioneer Energy Services Corp., Term Loan, (1 mo. LIBOR + 7.75%, 1.00% Floor), 10.06%, 11/08/22(b)(e)		516	525,030

			600,428
Gas Utilities — 0.0%
AL Midcoast Holdings LLC, 2018 Term Loan B, (2 mo. LIBOR + 5.50%), 7.89%, 07/31/25(b)		120	117,600
Health Care Equipment & Supplies — 0.1%
DJO Finance LLC, 2015 Term Loan, (3 mo. LIBOR + 3.25%, 1.00% Floor), 5.62%, 06/08/20(b)		496	495,189
Immucor, Inc., Extended Term Loan B, (3 mo. LIBOR + 5.00%, 1.00% Floor), 7.39%, 06/15/21(b)(e)		418	419,189

			914,378
Health Care Providers & Services — 0.2%
Concentra, Inc., 2018 2nd Lien Term Loan, (1 mo. LIBOR + 6.50%, 1.00% Floor), 8.82%, 06/01/23(b)		99	99,124
Envision Healthcare Corp., 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.75%), 6.09%, 10/10/25(b)		609	584,338
Gentiva Health Services, Inc.(b)(e):
2018 1st Lien Term Loan, (1 mo. LIBOR + 3.75%), 6.13%, 07/02/25		194	194,223
2018 2nd Lien Term Loan, (1 mo. LIBOR + 7.00%), 9.38%, 07/02/26		34	34,186

Security	Par (000)		Value
Health Care Providers & Services (continued)
Team Health Holdings, Inc., 1st Lien Term Loan, (1 mo. LIBOR + 2.75%, 1.00% Floor), 5.09%, 02/06/24(b)	USD	169	$157,340

			1,069,211
Health Care Technology — 0.0%
Change Healthcare Holdings, Inc., 2017 Term Loan B, 1.00%, 03/01/24(b)(l)		70	69,581

Hotels, Restaurants & Leisure — 0.1%
Bronco Midstream Funding LLC, Term Loan B, (1 mo. LIBOR + 3.50%), 5.82%, 08/14/23(b)		24	23,684
IRB Holding Corp., 1st Lien Term Loan, 1.00%, 02/05/25(b)(l)		147	145,315
Stars Group Holdings BV, 2018 Incremental Term Loan, (3 mo. LIBOR + 3.50%), 5.89%, 07/10/25(b)		870	865,784

			1,034,783
Industrial Conglomerates — 0.0%
Cortes NP Acquisition Corp., 2017 Term Loan B, (3 mo. LIBOR + 4.00%, 1.00% Floor), 6.71%, 11/30/23(b)(e)		217	209,591
Sequa Mezzanine Holdings LLC, 1st Lien Term Loan, (3 mo. LIBOR + 5.00%, 1.00% Floor), 7.41%, 11/28/21(b)		113	110,865

			320,456
Insurance — 0.1%
Sedgwick Claims Management Services, Inc.(b):
2018 Term Loan B, 1.00%, 12/31/25(l)		447	441,971
2nd Lien Term Loan, (1 mo. LIBOR + 5.75%, 1.00% Floor), 8.09%, 02/28/22		56	55,930

			497,901
IT Services — 0.0%
Access CIG LLC(b):
2018 1st Lien Term Loan, (3 mo. LIBOR + 3.75%), 6.46%, 02/27/25		44	44,150
2018 2nd Lien Delayed Draw Term Loan, (3 mo. LIBOR + 7.75%), 10.46%, 02/27/26		1	845
2018 2nd Lien Incremental Term Loan, (3 mo. LIBOR + 7.75%), 10.46%, 02/27/26		2	1,990
2018 2nd Lien Term Loan, (1 mo. LIBOR + 7.75%), 10.46%, 02/27/26		16	16,018

19

Schedule of Investments (unaudited) (continued) November 30, 2018	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
IT Services (continued)
Access CIG LLC(b) (continued):
2018 Incremental Term Loan, (1 mo. LIBOR + 3.75%), 6.46%, 02/27/25	6	5,958

		68,961
Machinery — 0.1%
Titan Acquisition Ltd., 2018 Term Loan B, (1 mo. LIBOR + 3.00%), 5.34%, 03/28/25(b)	359	336,065

Media — 0.4%
Altice France SA, 2018 Term Loan B13, (1 mo. LIBOR + 4.00%), 6.31%, 08/14/26(b)	310	295,191
Charter Communications Operating LLC, 2017 Term Loan A2, (1 mo. LIBOR + 1.50%), 3.85%, 03/31/23(b)	926	921,295
Gray Television, Inc., 2018 Term Loan C, 1.00%, 10/30/25(b)(l)	53	52,492
Intelsat Jackson Holdings SA(b):
2017 Term Loan B3, (1 mo. LIBOR + 3.75%, 1.00% Floor), 6.07%, 11/27/23	64	63,937
2017 Term Loan B4, (1 mo. LIBOR + 4.50%, 1.00% Floor), 6.82%, 01/02/24	198	201,571
2017 Term Loan B5, (Fixed + 6.63%), 6.63%, 01/02/24	1,101	1,102,147
PSAV Holdings LLC,(b):
2018 1st Lien Term Loan, (3 mo. LIBOR + 3.25%, 1.00% Floor), 5.70%, 03/01/25	91	88,659
2018 2nd Lien Term Loan, (3 mo. LIBOR + 7.25%), 9.78%, 09/01/25(e)	74	72,150

		2,797,442
Oil & Gas Equipment & Services — 0.2%
McDermott Technology Americas, Inc., 2018 1st Lien Term Loan, (1 mo. LIBOR + 5.00%, 1.00% Floor), 7.34%, 05/10/25(b)	1,182	1,132,826

Oil, Gas & Consumable Fuels — 0.2%
BCP Raptor II LLC, 1st Lien Term Loan, (2 mo. LIBOR + 4.75%), 7.14%, 11/03/25(b)	53	51,543

Security	Par (000)		Value
Oil, Gas & Consumable Fuels (continued)
California Resources Corp,(b):
2017 1st Lien Term Loan, (1 mo. LIBOR + 4.75%,1.00% Floor), 7.07%, 12/31/22	USD	524	$526,908
Second Out Term Loan, (1 mo. LIBOR + 10.38%), 12.72%, 12/31/21		308	327,647
CONSOL Energy, Inc., 1st Lien Term Loan B, (1 mo. LIBOR + 6.00%, 1.00% Floor), 8.35%, 11/28/22(b)		215	215,991

			1,122,089
Pharmaceuticals — 0.1%
Endo Luxembourg Finance Company I Sarl, 2017 Term Loan B, (1 mo. LIBOR + 4.25%), 6.59%, 04/29/24(b)		303	301,097
Valeant Pharmaceuticals International, Inc., 2018 Term Loan B, 1.00%, 06/02/25(b)(l)		136	134,489

			435,586
Real Estate Management & Development — 0.0%
Forest City Enterprises LP, Term Loan B, 1.00%, 10/24/25(b)(l)		53	53,066

Software — 0.4%
Applied Systems, Inc., 2017 2nd Lien Term Loan, (3 mo. LIBOR + 7.00%, 1.00% Floor), 9.39%, 09/19/25(b)		21	21,053
BMC Software Finance, Inc., 2017 Term Loan B, (3 mo. LIBOR + 4.25%), 6.65%, 10/02/25(b)		241	237,686
Digicel International Finance Ltd., 2017 Term Loan B, (3 mo. LIBOR + 3.25%), 5.96%, 05/28/24(b)		152	141,845
Financial & Risk US Holdings, Inc., 2018 USD Term Loan, (1 mo. LIBOR + 3.75%), 6.09%, 10/01/25(b)		2,021	1,966,514
Infor (US), Inc., Term Loan B6, 1.00%, 02/01/22(b)(l)		41	40,523
Kronos, Inc., 2nd Lien Term Loan, (3 mo. LIBOR + 8.25%, 1.00% Floor), 10.79%, 11/01/24(b)		352	353,713
Mitchell International, Inc., 2017 1st Lien Term Loan, (1 mo. LIBOR + 3.25%), 5.59%, 11/29/24(b)		130	127,920

20

Schedule of Investments (unaudited) (continued) November 30, 2018	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Software (continued)
SS&C Technologies, Inc., 2018 Term Loan B5, 1.00%, 04/16/25 (b)(l)	USD	216	$210,127

			3,099,381
Textiles, Apparel & Luxury Goods — 0.0%
Ascend Performance Materials Operations LLC, Term Loan B, (3 mo. LIBOR + 5.25%, 1.00% Floor), 7.64%, 08/12/22(b)		184	183,528

Wireless Telecommunication Services — 0.0%
Xplornet Communications, Inc., Term Loan B, (3 mo. LIBOR + 4.00%, 1.00% Floor), 6.39%, 09/09/21(b)(e)		206	205,924

Total Floating Rate Loan Interests — 2.4% (Cost — $17,776,363)			17,601,725

Foreign Agency Obligations — 3.4%
Argentine Republic Government International Bond:
7.50%, 04/22/26		3,875	3,289,914
7.63%, 04/22/46		3,121	2,376,673
Colombia Government International Bond:
4.50%, 01/28/26		460	457,700
3.88%, 04/25/27		468	442,967
4.50%, 03/15/29		290	283,623
Cyprus Government International Bond, 4.63%, 02/03/20(a)	EUR	1,210	1,438,840
Egypt Government International Bond:
5.75%, 04/29/20	USD	626	629,931
8.50%, 01/31/47(a)		291	265,121
Iceland Government International Bond, 5.88%, 05/11/22		3,555	3,865,245
Indonesia Government International Bond, 4.75%, 01/08/26		380	379,905
Italian Government International Bond, 5.38%, 06/15/33		2,925	2,947,329
Mexico Government International Bond:
4.15%, 03/28/27		260	248,318
3.75%, 01/11/28(f)		200	185,000
Portugal Government International Bond, 5.13%, 10/15/24(a)		3,970	4,110,141
Qatar Government International Bond:
4.63%, 06/02/46		200	197,024
5.10%, 04/23/48(a)		200	202,714
Republic of South Africa Government International Bond:
5.88%, 05/30/22		918	940,950
4.88%, 04/14/26		288	268,560
Russian Federal Bond - OFZ, 7.05%, 01/19/28	RUB	43,751	592,154

Security	Par (000)		Value
Foreign Agency Obligations (continued)
Russian Foreign Bond - Eurobond:
4.75%, 05/27/26	USD	200	$194,686
4.25%, 06/23/27		400	373,722
Turkey Government International Bond:
6.25%, 09/26/22		200	193,911
4.88%, 04/16/43		250	175,195
5.75%, 05/11/47		200	151,196

Total Foreign Agency Obligations — 3.3% (Cost — $26,206,519)			24,210,819

Municipal Bonds — 3.2%

California — 0.9%
East Bay Municipal Utility District, RB, Build America Bonds, 5.87%, 06/01/40		1,999	2,359,857
State of California, GO, Build America Bonds, Various Purpose:
7.55%, 04/01/39		280	395,458
7.63%, 03/01/40		1,720	2,423,979
University of California, RB, Build America Bonds, 5.95%, 05/15/45		885	1,064,991

			6,244,285
Georgia — 0.3%
Municipal Electric Authority of Georgia Plant Vogtle Units 3 & 4, Refunding RB, Build America Bonds, Series A, 7.06%, 04/01/57		1,999	2,206,196

Illinois — 0.3%
State of Illinois, GO, 5.10%, 06/01/33		2,000	1,896,080

Indiana — 0.4%
Indianapolis Local Public Improvement Bond Bank, RB, Build America Bonds, 6.12%, 01/15/40		2,535	3,097,086

New York — 1.3%
City of New York New York Municipal Water Finance Authority, Refunding RB, 2nd General Resolution:
Series EE, 5.50%, 06/15/43		930	989,278
Series GG, Build America Bonds, 5.72%, 06/15/42		1,390	1,670,530
Water & Sewer System, Series EE, 5.38%, 06/15/43		770	814,814
Metropolitan Transportation Authority, RB, Build America Bonds, Series C, 7.34%, 11/15/39		1,295	1,806,098
New York State Dormitory Authority, RB, Build America Bonds:
5.63%, 03/15/39		1,100	1,270,984
5.60%, 03/15/40		1,900	2,228,928

21

Schedule of Investments (unaudited) (continued) November 30, 2018	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security	Par (000)		Value
New York (continued)
Port Authority of New York & New Jersey, RB, 159th Series	USD	780	$930,844

			9,711,476

Total Municipal Bonds — 3.2% (Cost — $20,453,567)			23,155,123

Non-Agency Mortgage-Backed Securities — 7.7%

Collateralized Mortgage Obligations — 0.4%
Banc of America Funding Corp., Series 2007-2, Class 1A2, 6.00%, 03/25/37		500	439,505
Countrywide Alternative Loan Trust:
Series 2005-64CB, Class 1A15, 5.50%, 12/25/35		988	958,597
Series 2006-OA21, Class A1, (1 mo. LIBOR US + 0.19%), 2.49%, 03/20/47(b)		788	663,690
GMAC Mortgage Corp. Loan Trust, Series 2005-AR3, Class 5A1, 4.10%, 06/19/35(c)		282	278,018
GSR Mortgage Loan Trust:
Series 2006-4F, Class 1A1, 5.00%, 05/25/36		36	74,499
Series 2007-4F, Class 3A1, 6.00%, 07/25/37		164	145,355
JPMorgan Mortgage Trust, Series 2006-S3, Class 1A12, 6.50%, 08/25/36		66	49,055
Merrill Lynch Mortgage Investors, Inc., Series 2006-A3, Class 3A1, 3.83%, 05/25/36(c)		493	446,761
WaMu Mortgage Pass-Through Certificates, Series 2007-OA4, Class 1A, (12 mo. MTA + 0.77%), 2.82%, 05/25/47(b)		184	171,374

			3,226,854
Commercial Mortgage-Backed Securities — 7.3%
Banc of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2015-200P, Class C, 3.72%, 04/14/33(a)(c)		4,170	4,049,953
Citigroup Commercial Mortgage Trust, Series 2013-GC15, Class B, 5.39%, 09/10/46(c)		7,183	7,504,173
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class AM, 5.65%, 10/15/48		1,449	1,486,377

Security	Par (000)		Value
Commercial Mortgage-Backed Securities (continued)
Commercial Mortgage Trust:
Series 2013-300P, Class A1, 4.35%, 08/10/30(a)	USD	1,330	$1,380,090
Series 2013-CR11, Class B, 5.33%, 08/10/50(c)		7,000	7,240,156
Series 2013-LC6, Class B, 3.74%, 01/10/46		1,390	1,380,219
Series 2015-CR22, Class C, 4.26%, 03/10/48(c)		5,000	4,809,980
Series 2015-LC19, Class C, 4.40%, 02/10/48(c)		3,500	3,434,981
Core Industrial Trust, Series 2015-TEXW, Class D, 3.98%, 02/10/34(a)(c)		4,585	4,554,061
CSAIL Commercial Mortgage Trust, Series 2015-C1(c):
Class B, 4.04%, 04/15/50		1,110	1,106,326
Class C, 4.44%, 04/15/50		1,000	976,621
GAHR Commercial Mortgage Trust, Series 2015-NRF, Class DFX, 3.49%, 12/15/34(a)(c)		6,170	6,128,881
GS Mortgage Securities Corp. II, Series 2013-GC10, Class B, 3.68%, 02/10/46(a)		2,505	2,466,232
Morgan Stanley Capital I Trust, Series 2014-CPT, Class G, 3.56%, 07/13/29(a)(c)		3,200	3,084,592
WF-RBS Commercial Mortgage Trust, Series 2012-C8:
Class B, 4.31%, 08/15/45		1,395	1,402,605
Class C, 5.06%, 08/15/45(c)		1,795	1,797,335

			52,802,582

Total Non-Agency Mortgage-Backed Securities — 7.7% (Cost — $56,249,605)			56,029,436

Preferred Securities Capital Trusts — 11.2%

Banks — 3.2%
ABN AMRO Bank NV, 5.75%(h)(i)		200	234,062
Banco Bilbao Vizcaya Argentaria SA, 6.13%(c)(i)		2,000	1,680,000
Bankia SA, 6.38%(c)(i)		200	216,073
BNP Paribas SA, 7.20%(a)(h)(i)		2,000	2,082,000
Capital One Financial Corp., Series E, 5.55%(h)(i)		3,500	3,508,750
CIT Group, Inc., Series A, 5.80%(h)(i)		163	156,793
Citigroup, Inc,(h)(i):
Series M, 6.30%		4,000	3,880,000

22

Schedule of Investments (unaudited) (continued) November 30, 2018	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Banks (continued)
Series P, 5.95%	2,100	$2,016,000
Credit Agricole SA,(a)(h)(i):
6.63%	1,400	1,389,461
7.88%	1,000	1,008,694
Intesa Sanpaolo SpA, 7.00%(h)(i)	200	224,156
Nordea Bank AB, 6.13%(a)(h)(i)	2,960	2,800,900
Wells Fargo & Co.(h)(i):
Series S, 5.90%	3,450	3,442,410
Series U, 5.88%	405	412,500

		23,051,799
Capital Markets — 0.7%
Goldman Sachs Group, Inc., Series P, 5.00%(c)(i)	139	122,320
Morgan Stanley, Series H, 5.45%(h)(i)	2,627	2,628,313
State Street Corp., Series F, 5.25%(h)(i)	2,000	2,020,400

		4,771,033
Chemicals — 0.0%
Solvay Finance SA, 5.12%(h)(i)	100	120,010

Diversified Financial Services — 4.6%
ATF Netherlands BV, 3.75%(h)(i)	100	105,203
Banco Santander SA, 6.25%(h)(i)	100	108,115
Bank of America Corp.(h)(i):
Series AA, 6.10%	409	415,409
Series FF, 5.88%(c)	3,500	3,342,500
Series V, 5.13%	175	174,142
Series X, 6.25%	4,620	4,723,950
Bank of New York Mellon Corp.(h)(i):
Series D, 4.50%(f)	2,000	1,861,540
Series E, 4.95%	2,000	2,005,800
HBOS Capital Funding LP, 6.85%(i)	100	99,750
HSBC Holdings PLC:(c)(i)
6.00%(h)	435	395,850
6.50%	1,090	1,000,762
JPMorgan Chase & Co.(h)(i):
Series 1, 5.99%	5,021	5,039,829
Series Q, 5.15%	3,000	2,898,600
Series R, 6.00%	70	70,350
Series U, 6.13%	500	508,125
Series V, 5.00%	6,430	6,408,138
Royal Bank of Scotland Group PLC, 8.63%(h)(i)	200	206,000
Societe Generale SA,(a)(h)(i)
6.00%	3,000	2,869,206
7.88%(f)	1,000	992,500

		33,225,769
Diversified Telecommunication Services — 0.1%
Telefonica Europe BV,(h)(i):
4.20%	200	231,195
5.88%	100	121,137

		352,332

Security	Par (000)	Value
Electric Utilities — 0.6%
ComEd Financing III, 6.35%, 03/15/33	300	312,000
Electricite de France SA, 5.25%(a)(h)(i)	4,200	4,024,650
RWE AG, 2.75%, 04/21/75(h)	10	11,293

		4,347,943
Insurance — 1.8%
Allstate Corp,(h):	4,100	4,286,550
6.50%, 05/15/67 Series B, 5.75%, 08/15/53	2,000	1,977,500
MetLife, Inc., 6.40%, 12/15/36	2,554	2,579,540
Voya Financial, Inc., 5.65%, 05/15/53(h)	4,500	4,331,250

		13,174,840
Oil, Gas & Consumable Fuels — 0.0%
Naturgy Finance BV, 4.13%(h)(i)	100	116,322

Total Capital Trusts — 11.0% (Cost — $81,091,728)		79,160,048

	Shares
Preferred Stocks — 0.7%

Banks — 0.3%
Wells Fargo & Co., Series Q, 5.85%(h)(i)	75,000	$1,861,500

Capital Markets — 0.6%
Goldman Sachs Group, Inc., Series J, 5.50%(h)(i)	92,000	2,219,040
Morgan Stanley, Series K, 5.85%(h)(i)	66,567	1,642,208
SCE Trust III, Series H, 5.75%(h)(i)	25,314	557,161

		4,418,409
Machinery — 0.1%
Stanley Black & Decker, Inc., 5.38%(i)(k)	2,500	245,000

Thrifts & Mortgage Finance — 0.0%
Federal Home Loan Mortgage Corp., Series S, 8.25%(c)(i)	10,000	66,100

Total Preferred Stocks — 1.0% (Cost — $6,864,477)		6,591,009

Trust Preferred — 0.1%

Diversified Financial Services — 0.1%
Citigroup Capital XIII, 8.89%(h)	29,583	779,512

Total Trust Preferreds — 0.1% (Cost — $779,529)		779,512

Total Preferred Securities — 11.9% (Cost — $88,735,734)		86,530,569

23

Schedule of Investments (unaudited) (continued) November 30, 2018	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security	Par (000)			Value
U.S. Government Sponsored Agency Securities — 15.1%

Agency Obligations — 1.7%
Fannie Mae, 5.63%, 07/15/37(f)	USD	1,600		$2,037,075
Federal Home Loan Bank(f):
5.25%, 12/09/22		1,375		1,489,154
5.37%, 09/09/24		4,025		4,470,290
Residual Funding Corp., 0.00%, 04/15/30(m)		6,055		4,085,693

				12,082,212
Collateralized Mortgage Obligations — 4.3%
Fannie Mae Mortgage-Backed Securities:
Series 2015-47, Class GL, 3.50%, 07/25/45		1,636		1,556,056
Series 2005-5, Class PK, 5.00%, 12/25/34		43		43,170
Series 1991-87, Class S, (1 mo. LIBOR + 26.68%), 20.55%, 08/25/21(b)		1		1,439
Series G-17, Class S, 843.04%, 06/25/21(c)		—	(n)	—
Series G-07, Class S, (1 mo. LIBOR + 1144.57%), 883.44%, 03/25/21(b)		—	(n)	22
Series G-33, Class PV, 1,078.42%, 10/25/21		—	(n)	—
Series 1991-46, Class S, (1 mo. LIBOR + 2519.00%), 1,988.84%, 05/25/21(b)		—	(n)	—
Freddie Mac Mortgage-Backed Securities:
Series 4350, Class DY, 4.00%, 06/15/44		2,830		2,866,939
Series 4480, Class ZX, 4.00%, 11/15/44(f)		6,304		6,206,774
Series 4549, Class TZ, 4.00%, 11/15/45		2,762		2,814,374
Series 4398, Class ZX, 4.00%, 09/15/54		9,064		8,877,034
Series 1057, Class J, 1,008.00%, 03/15/21		—	(n)	—
Series 0192, Class U, 1,009.03%, 02/15/22(c)		—	(n)	—

Security	Par (000)			Value
Collateralized Mortgage Obligations (continued)
Ginnie Mae Mortgage-Backed Securities, Series 2014-72, Class MQ, 4.00%, 02/20/44	USD	8,858		$8,812,333

				31,178,141
Commercial Mortgage-Backed Securities — 0.3%
Freddie Mac, Series K013, Class A2, 3.97%, 01/25/21(c)		1,870		1,896,991

Interest Only Collateralized Mortgage Obligations — 0.5%
Fannie Mae Mortgage-Backed Securities:
Series 1997-50, Class SI, (1 mo. LIBOR + 9.20%), 1.20%, 04/25/23(b)		24		467
Series 2012-96, Class DI, 4.00%, 02/25/27		3,516		246,205
Series 2012-47, Class NI, 4.50%, 04/25/42		4,191		953,254
Series G92-05, Class H, 9.00%, 01/25/22		—	(n)	4
Series 094, Class 2, 9.50%, 08/25/21		—	(n)	9
Series 1990-136, Class S, (1 mo. LIBOR + 17.60%), 17.77%, 11/25/20(b)		—	(n)	—
Series 1991-139, Class PT, 648.35%, 10/25/21		—	(n)	—
Series G-10, Class S, (1 mo. LIBOR + 1107.27%), 854.71%, 05/25/21(b)		—	(n)	—
Series 1991-099, Class L, 930.00%, 08/25/21		—	(n)	—
Series 1990-123, Class M, 1,009.50%, 10/25/20		—	(n)	—
Series 2611, Class QI, 5.50%, 09/15/32		41		161
Series 1254, Class Z, 8.50%, 04/15/22		11		1,145
Series 1043, Class H, (1 mo. LIBOR + 45.00%), 34.62%, 02/15/21(b)		1		1
Series 1054, Class I, (1 mo. LIBOR + 881.40%), 680.64%, 03/15/21(b)		—	(n)	—
Series 1148, Class E, (1 mo. LIBOR + 1196.85%), 924.89%, 10/15/21(b)		—	(n)	—
Series 1056, Class KD, 1,084.50%, 03/15/21		—	(n)	—
Ginnie Mae Mortgage-Backed Securities(b):
Series 2009-78, Class SD, (1 mo. LIBOR + 6.20%), 3.90%, 09/20/32		4,364		388,414

24

Schedule of Investments (unaudited) (continued) November 30, 2018	BlackRock Core Bond Trust (BHK) (Percentages shown are based on Net Assets)

Security	Par (000)			Value
Interest Only Collateralized Mortgage Obligations — 0.5%
Fannie Mae Mortgage-Backed Securities (continued):
Series 2009-116, Class KS, (1 mo. LIBOR + 6.47%), 4.16%, 12/16/39	USD	1,521		$180,563
Series 2011-52, Class NS, (1 mo. LIBOR + 6.67%), 4.36%, 04/16/41		12,603		1,858,383

				3,628,606
Mortgage-Backed Securities — 8.3%
Fannie Mae Mortgage-Backed Securities:
3.00%, 09/01/43(d)		13,000		12,475,522
4.00%, 12/01/41 - 04/01/56(f)		28,794		29,130,392
4.50%, 07/01/41 - 07/01/55(f)		15,353		15,951,932
5.00%, 08/01/34(f)		1,507		1,598,519
5.50%, 06/01/38(f)		727		782,231
6.00%, 12/01/38(f)		601		657,729
Freddie Mac Mortgage-Backed Securities, 6.00%, 12/01/18		—	(n)	174
Ginnie Mae Mortgage-Backed Securities:
5.50%, 08/15/33		44		46,917
8.00%, 07/15/24		—	(n)	77

				60,643,493
Principal Only Collateralized Mortgage Obligations — 0.0%
Fannie Mae Mortgage-Backed Securities(m):
Series 1993-51, Class E, 0.00%, 02/25/23		5		4,079
Series 203, Class 1, 0.00%, 02/25/23		1		1,234
Series 1993-70, Class A, 0.00%, 05/25/23		1		717
Series 0228, Class 1, 0.00%, 06/25/23		1		1,097

				7,127

Total U.S. Government Sponsored Agency Securities — 15.1% (Cost — $111,517,716)				109,436,570

U.S. Treasury Obligations — 22.1%
U.S. Treasury Bonds(f):
7.50%, 11/15/24		8,200		10,251,601
3.00%, 11/15/44		61,400		58,097,352
2.50%, 02/15/46		66,500		56,740,606

Security	Par (000)		Value
U.S. Treasury Obligations (continued)
U.S. Treasury Notes(f):
3.38%, 11/15/48	USD	2,470	$2,499,428
2.75%, 09/30/20		2,880	2,876,175
2.75%, 09/15/21		2,800	2,793,875
2.75%, 04/30/23		2,800	2,788,078
2.75%, 08/31/23		1,700	1,692,762
2.75%, 08/31/25		14,800	14,641,015
3.00%, 09/30/25		2,400	2,411,250
2.88%, 08/15/28		1,000	988,047
3.13%, 11/15/28		3,000	3,028,594
2.75%, 11/15/47		2,000	1,788,828

Total U.S. Treasury Obligations — 22.1% (Cost — $175,690,084)			160,597,611

Total Long-Term Investments — 140.1% (Cost — $1,043,355,230)			1,015,406,615

Short-Term Securities — 0.1%

Foreign Agency Obligations — 0.1%
Egypt Treasury Bills, 0.00%, 04/02/19(m)	EGP	14,125	741,598

Total Foreign Agency Obligations — 0.1% (Cost — $741,598)			741,598

		Share
Short-Term Investment Fund — 0.0%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 2.12%(o)(p)		184,493	184,493

Total Short-Term Investment Fund — 0.0% (Cost — $184,493)			184,493

Total Short-Term Securities — 0.1% (Cost — $926,091)			926,091

Options Purchased — 0.5% (Cost — $4,400,191)			3,858,673

Total Investments Before Options Written — 140.7% (Cost — $1,048,681,512)			1,020,191,379

Options Written — (0.6)% (Premiums Received — $4,780,149)			(4,385,550)

Total Investments, Net of Options Written — 140.1% (Cost — $1,043,901,363)			1,015,805,829
Liabilities in Excess of Other Assets — (40.0)%			(290,121,889)

Net Assets — 100.0%			$725,683,940

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate shown is the rate in effect as of period end.

25

Schedule of Investments (unaudited) (continued) November 30, 2018	BlackRock Core Bond Trust (BHK)

(c)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(d)	When-issued security.
(e)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)	All or a portion of the security has been pledged as collateral in connection with outstanding reverse repurchase agreements.
(g)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(h)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(i)	Perpetual security with no stated maturity date.
(j)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(k)	Convertible security.
(l)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(m)	Zero-coupon bond.
(n)	Amount is less than $500.
(o)	Annualized 7-day yield as of period end.
(p)

During the period ended November 30, 2018, investments in issuers considered to be an affiliate of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 08/31/18	Net Activity	Shares Held at 11/30/18	Value at 11/30/18	Income	Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	14,487,097	(14,302,604)	184,493	$184,493	$43,762	$—	$—

(a)	Includes net capital gain distributions, if applicable.

For Trust compliance purposes, the industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Currency Abbreviations

EUR — Euro

GBP — British Pound

JPY — Japanese Yen

NZD — New Zealand Dollar

RUB — New Russian Ruble

USD — United States Dollar

EGP — Egyptian Pound

Portfolio Abbreviations

CLO — Collateralized Loan Obligation

CR — Custodian Receipt

CRC — Costa Rican Colon

EURIBOR — Euro Interbank Offered Rate

FHLMC — Federal Home Loan Mortgage Corp.

FNMA — Federal National Mortgage Association

GO — General Obligation Bonds

LIBOR — London Interbank Offered Rate

MSCI — Morgan Stanley Capital International

OTC — Over-the-Counter

PIK — Payment-In-Kind

RB — Revenue Bonds

26

Schedule of Investments (unaudited) (continued) November 30, 2018	BlackRock Core Bond Trust (BHK)

Reverse Repurchase Agreements

Counterparty	Interest Rate	Trade Date	Maturity Date (a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements (a)
BNP Paribas Securities Corp.	2.33%	05/08/18	Open	$61,016,250	$61,825,292	U.S. Treasury Obligations	Open/Demand
Deutsche Bank AG	2.32	05/08/18	Open	22,250,000	22,502,408	U.S. Treasury Obligations	Open/Demand
BNP Paribas Securities Corp.	2.56	07/23/18	Open	732,762	739,033	Corporate Bonds	Open/Demand
BNP Paribas Securities Corp.	2.39	07/25/18	Open	2,108,000	2,124,223	U.S. Government Sponsored Agency Securities	Open/Demand
BNP Paribas Securities Corp.	2.39	07/25/18	Open	1,512,500	1,524,140	U.S. Government Sponsored Agency Securities	Open/Demand
BNP Paribas Securities Corp.	2.39	07/25/18	Open	2,490,375	2,509,541	U.S. Government Sponsored Agency Securities	Open/Demand
Barclays Capital, Inc.	1.30	08/20/18	Open	139,995	140,442	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	2.50	08/20/18	Open	1,382,875	1,391,988	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	2.50	08/20/18	Open	1,179,175	1,186,946	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	2.50	08/20/18	Open	551,850	555,487	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	2.50	08/20/18	Open	2,229,000	2,243,690	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	2.50	08/20/18	Open	2,367,862	2,383,467	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	2.45	08/20/18	Open	3,678,000	3,701,718	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	2.45	08/20/18	Open	3,048,000	3,067,655	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	2.45	08/20/18	Open	1,821,000	1,832,743	Capital Trusts	Open/Demand
Barclays Capital, Inc.	1.50	09/07/18	Open	81,922	82,164	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.59	09/11/18	Open	2,912,000	2,928,437	Corporate Bonds	Open/Demand
Deutsche Bank AG	0.75	09/13/18	Open	61,920	62,003	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	2.39	09/13/18	Open	1,875,000	1,884,350	U.S. Treasury Obligations	Open/Demand
BNP Paribas Securities Corp.	2.10	09/19/18	Open	3,590,000	3,605,078	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	2.20	09/19/18	Open	4,195,000	4,213,458	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	2.20	09/19/18	Open	1,574,000	1,580,926	Corporate Bonds	Open/Demand
JPMorgan Chase Bank N.A.	0.05	09/19/18	Open	798,750	798,830	Capital Trusts	Open/Demand
JPMorgan Chase Bank N.A.	0.75	09/19/18	Open	130,604	130,800	Corporate Bonds	Open/Demand
JPMorgan Chase Bank N.A.	2.00	09/19/18	Open	145,965	146,549	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.34	09/19/18	Open	1,755,000	1,763,213	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.34	09/19/18	Open	3,297,250	3,312,681	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.34	09/19/18	Open	1,755,000	1,763,213	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.34	09/19/18	Open	1,974,375	1,983,615	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.59	09/20/18	Open	7,577,998	7,616,338	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.59	09/20/18	Open	7,687,283	7,726,176	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	2.39	10/05/18	Open	1,680,875	1,686,907	U.S. Treasury Obligations	Open/Demand
Nomura Securities International, Inc.	2.39	10/05/18	Open	2,786,000	2,795,977	U.S. Treasury Obligations	Open/Demand
BNP Paribas Securities Corp.	2.29	10/09/18	Open	2,872,800	2,882,274	U.S. Treasury Obligations	Open/Demand
BNP Paribas Securities Corp.	2.34	10/09/18	Open	2,796,500	2,805,722	U.S. Treasury Obligations	Open/Demand
Nomura Securities International, Inc.	2.39	10/15/18	Open	34,820,194	34,923,687	U.S. Treasury Obligations	Open/Demand
Nomura Securities International, Inc.	2.39	10/15/18	Open	13,511,813	13,552,153	U.S. Treasury Obligations	Open/Demand
Nomura Securities International, Inc.	2.39	10/15/18	Open	2,388,000	2,395,129	U.S. Treasury Obligations	Open/Demand
Nomura Securities International, Inc.	2.39	10/15/18	Open	10,455,000	10,486,214	U.S. Treasury Obligations	Open/Demand
Barclays Capital, Inc.	0.75	10/16/18	Open	105,105	105,302	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	2.09	11/06/18	Open	496,986	497,679	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	2.39	11/07/18	Open	978,750	980,172	U.S. Treasury Obligations	Open/Demand
Nomura Securities International, Inc.	2.39	11/07/18	Open	699,540	700,599	U.S. Treasury Obligations	Open/Demand

27

Schedule of Investments (unaudited) (continued) November 30, 2018	BlackRock Core Bond Trust (BHK)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate	Trade Date	Maturity Date (a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements (a)
Royal Bank of Canada	2.47%	11/09/18	1/14/19	$637,200	$637,987	U.S. Government Sponsored Agency Securities	Up to 90 Days
Royal Bank of Canada	2.47	11/09/18	1/14/19	2,061,800	2,064,346	U.S. Government Sponsored Agency Securities	Up to 90 Days
Royal Bank of Canada	2.47	11/09/18	1/14/19	17,289,000	17,310,352	U.S. Government Sponsored Agency Securities	Up to 90 Days
Royal Bank of Canada	2.47	11/09/18	1/14/19	1,806,700	1,808,931	U.S. Government Sponsored Agency Securities	Up to 90 Days
Royal Bank of Canada	2.47	11/09/18	1/14/19	1,539,100	1,541,001	U.S. Government Sponsored Agency Securities	Up to 90 Days
Royal Bank of Canada	2.47	11/09/18	1/14/19	4,399,100	4,404,533	U.S. Government Sponsored Agency Securities	Up to 90 Days
Royal Bank of Canada	2.47	11/09/18	1/14/19	2,436,700	2,439,709	U.S. Government Sponsored Agency Securities	Up to 90 Days
Royal Bank of Canada	2.47	11/09/18	1/14/19	2,215,300	2,218,036	U.S. Government Sponsored Agency Securities	Up to 90 Days
Royal Bank of Canada	2.47	11/09/18	1/14/19	6,422,000	6,429,931	U.S. Government Sponsored Agency Securities	Up to 90 Days
Royal Bank of Canada	2.47	11/09/18	1/14/19	6,726,300	6,734,607	U.S. Government Sponsored Agency Securities	Up to 90 Days
Royal Bank of Canada	2.47	11/09/18	1/14/19	759,500	760,438	U.S. Government Sponsored Agency Securities	Up to 90 Days
Citigroup Global Markets, Inc.	1.00	11/15/18	Open	96,901	96,941	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.59	11/15/18	Open	1,855,000	1,857,002	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.59	11/15/18	Open	2,156,572	2,158,900	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.59	11/15/18	Open	2,989,875	2,993,102	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.59	11/15/18	Open	1,650,000	1,651,781	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.59	11/15/18	Open	3,410,000	3,413,740	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	2.59	11/15/18	Open	4,302,200	4,306,843	Corporate Bonds	Open/Demand
Royal Bank of Canada	2.40	11/26/18	12/10/18	6,015,000	6,017,005	U.S. Government Sponsored Agency Securities	Up to 30 Days
Credit Suisse Securities (USA) LLC	2.25	11/29/18	Open	165,250	165,250	Foreign Agency Obligations	Open/Demand
Nomura Securities International, Inc.	2.39	11/29/18	Open	2,103,975	2,104,872	U.S. Treasury Obligations	Open/Demand
Nomura Securities International, Inc.	2.39	11/29/18	Open	3,030,000	3,030,397	U.S. Treasury Obligations	Open/Demand
HSBC Securities (USA), Inc.	2.45	11/30/18	Open	3,325,000	3,325,226	Corporate Bonds	Open/Demand

				$296,903,747	$298,609,349

(a)	Certain agreements have no stated maturity and can be terminated by either party at any time.

28

Schedule of Investments (unaudited) (continued) November 30, 2018	BlackRock Core Bond Trust (BHK)

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts:
Euro Stoxx 600 Index	1	12/21/18	$8	$(721)
10- Year U.S. Ultra Long Treasury Note	53	03/20/19	6,705	24,763
Ultra Long U.S. Treasury Bond	72	03/20/19	10,973	24,937
90-Day Euro	97	03/15/21	23,527	59,657

				108,636

Short Contracts:
Euro-Bund	1	12/06/18	149	(442)
Euro Bund	44	12/06/18	8,047	(119,086)
90-Day Euro	70	12/16/19	16,971	2,535
10-Year U.S. Treasury Note	234	03/20/19	27,952	(77,144)
Long Gilt	1	03/27/19	156	(765)
2-Year U.S. Treasury Note	321	03/29/19	67,726	(60,654)
5-Year U.S. Treasury Note	320	03/29/19	36,148	(9,640)
90-Day Euro	97	03/14/22	23,530	(55,279)

				(320,475)

				$(211,839)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
NZD	198,000	USD	135,890	National Australia Bank Ltd.	12/05/18	$218
USD	179,471	EUR	157,000	Bank of America N.A.	12/05/18	1,718
USD	235,084	EUR	205,000	Bank of America N.A.	12/05/18	2,985
USD	1,932,260	EUR	1,703,000	JPMorgan Chase Bank N.A.	12/05/18	4,147
USD	8,658,293	EUR	7,631,000	JPMorgan Chase Bank N.A.	12/05/18	18,582
USD	969,265	GBP	759,000	Barclays Bank PLC	12/05/18	2,068
USD	8,768,081	GBP	6,866,000	Barclays Bank PLC	12/05/18	18,704
USD	492,439	RUB	32,827,000	Bank of America N.A.	12/19/18	3,697
USD	1,939,225	EUR	1,701,000	UBS AG	02/05/19	2,133
USD	8,803,466	EUR	7,722,000	UBS AG	02/05/19	9,685
USD	969,433	GBP	758,000	JPMorgan Chase Bank N.A.	02/05/19	139
USD	7,800,225	GBP	6,099,000	JPMorgan Chase Bank N.A.	02/05/19	1,119

						65,195

EUR	1,701,000	USD	1,928,084	UBS AG	12/05/18	(2,235)
EUR	7,722,000	USD	8,752,887	UBS AG	12/05/18	(10,147)
GBP	758,000	USD	966,071	JPMorgan Chase Bank N.A.	12/05/18	(148)
GBP	6,099,000	USD	7,773,176	JPMorgan Chase Bank N.A.	12/05/18	(1,190)
USD	129,647	NZD	198,000	Bank of America N.A.	12/05/18	(6,461)
USD	136,033	NZD	198,000	National Australia Bank Ltd.	02/05/19	(215)

						(20,396)

Net Unrealized Appreciation						$44,799

29

Schedule of Investments (unaudited) (continued) November 30, 2018	BlackRock Core Bond Trust (BHK)

Interest Rate Caps Purchased
Description	Exercise Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Depreciation
Call
2Y–10Y CMS Index Cap	0.24%	Barclays Bank PLC	01/24/19	USD	18,000	$276	$25,560	$(25,284)
5Y-10Y CMS Index Cap	0.12	Citibank N.A.	01/25/19	USD	88,650	5,668	19,060	(13,392)
2Y–10Y CMS Index Cap	0.33	Barclays Bank PLC	01/30/19	USD	19,180	54	21,098	(21,044)
5Y-30Y CMS Index Cap	0.21	Goldman Sachs Bank USA	02/28/19	USD	68,500	18,837	18,837	—

						$24,835	$84,555	$(59,720)

Exchange-Traded Options Purchased

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
90-Day Euro Future	102	03/18/19	USD	97.38	USD	24,831	$2,550
90-Day Euro Future	332	06/17/19	USD	97.75	USD	81,133	4,150
90-Day Euro Future	332	03/16/20	USD	97.75	USD	81,133	49,800

							$56,500

OTC Interest Rate Swaptions Purchased

Description	Paid by the Trust		Received by the Trust		Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
	Rate	Frequency	Rate	Frequency
Call
5-Year Interest Rate Swap, 10/27/24	3-Month LIBOR, 2.74%	Quarterly	3.20%	Semi-annual	Bank of America N.A.	10/25/19	3.20	USD	9,650	$162,795
5-Year Interest Rate Swap, 10/31/24	3-Month LIBOR, 2.74%	Quarterly	3.18	Semi-annual	Citibank N.A.	10/29/19	3.18	USD	9,650	155,811
5-Year Interest Rate Swap, 11/22/24	3-Month LIBOR, 2.74%	Quarterly	3.08	Semi-annual	Barclays Bank PLC	11/20/19	3.08	USD	9,485	133,589
5-Year Interest Rate Swap, 11/22/24	3-Month LIBOR, 2.74%	Quarterly	3.08	Semi-annual	Nomura International PLC	11/20/19	3.08	USD	9,485	134,290
5-Year Interest Rate Swap, 11/29/24	3-Month LIBOR, 2.74%	Quarterly	3.09	Semi-annual	Morgan Stanley & Co. International PLC	11/27/19	3.09	USD	18,950	274,754
1-Year Interest Rate Swap, 01/12/21	3-Month LIBOR, 2.74%	Quarterly	2.95	Semi-annual	Morgan Stanley & Co. International PLC	01/10/20	2.95	USD	66,720	136,730
1-Year Interest Rate Swap, 01/23/21	3-Month LIBOR, 2.74%	Quarterly	2.95	Semi-annual	Morgan Stanley & Co. International PLC	01/21/20	2.95	USD	66,720	141,637
1-Year Interest Rate Swap, 02/01/21	3-Month LIBOR, 2.74%	Quarterly	2.95	Semi-annual	Morgan Stanley & Co. International PLC	01/30/20	2.95	USD	32,570	70,423
15-Year Interest Rate Swap, 06/10/35	6-Month JPY LIBOR, (0.00)%	Quarterly	0.65	Semi-annual	Barclays Bank PLC	06/08/20	0.65	JPY	125,000	23,607
15-Year Interest Rate Swap, 09/16/35	6-Month JPY LIBOR, (0.00)%	Quarterly	0.66	Semi-annual	Morgan Stanley & Co. International PLC	09/14/20	0.66	JPY	50,000	9,717
15-Year Interest Rate Swap, 09/16/35	6-Month JPY LIBOR, (0.00)%	Quarterly	0.66	Semi-annual	Barclays Bank PLC	09/14/20	0.66	JPY	50,000	9,717
220-Year Interest Rate Swap, 04/18/41	6-Month JPY LIBOR, (0.00)%	Semi-annual	0.78	Semi-annual	JPMorgan Chase Bank N.A.	04/16/21	0.78	JPY	105,700	26,316

30

Schedule of Investments (unaudited) (continued) November 30, 2018	BlackRock Core Bond Trust (BHK)

OTC Interest Rate Swaptions Purchased (continued)
Description	Paid by the Trust		Received by the Trust		Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
	Rate	Frequency	Rate	Frequency
Call
10-Year Interest Rate Swap, 09/02/31	3-Month LIBOR, 2.74%	Quarterly	3.04	Semi-annual	Goldman Sachs Bank USA	08/31/21	3.04	USD	2,240	$73,247
30-Year Interest Rate Swap, 04/28/53	3-Month LIBOR, 2.74%	Quarterly	3.11	Semi-annual	Goldman Sachs Bank USA	04/26/23	3.11	USD	520	47,977
10-Year Interest Rate Swap, 06/29/38(a)	3-Month LIBOR, 2.74%	Quarterly	3.05%	Semi-annual	Deutsche Bank AG	06/27/28	3.05	USD	3,125	(35,450)
10-Year Interest Rate Swap, 04/29/48	3-Month LIBOR, 2.74%	Quarterly	2.99	Semi-annual	JPMorgan Chase Bank N.A.	04/27/38	2.99	USD	910	38,915

										1,404,075

Put
5-Year Interest Rate Swap, 09/21/24	3.40	Semi-annual	3-Month LIBOR, 2.74%	Quarterly	Citibank N.A.	09/19/19	3.40	USD	21,160	91,119
30-Year Interest Rate Swap, 10/09/49	4.00	Semi-annual	3-Month LIBOR, 2.74%,	Quarterly	Deutsche Bank AG	10/07/19	4.00	USD	2,620	14,156
5-Year Interest Rate Swap, 10/27/24	3.20	Semi-annual	3-Month LIBOR, 2.74%	Quarterly	Bank of America N.A.	10/25/19	3.20	USD	9,650	73,249
5-Year Interest Rate Swap, 10/31/24	3.18	Semi-annual	3-Month LIBOR, 2.74%,	Quarterly	Citibank N.A.	10/29/19	3.18	USD	9,650	78,871
5-Year Interest Rate Swap, 11/22/24	3.08	Semi-annual	3-Month LIBOR, 2.74%	Quarterly	Barclays Bank PLC	11/20/19	3.08	USD	9,485	99,397
5-Year Interest Rate Swap, 11/22/24	3.08	Semi-annual	3-Month LIBOR, 2.74%,	Quarterly	Nomura International PLC	11/20/19	3.08	USD	9,485	98,809
5-Year Interest Rate Swap, 11/29/24	3.09	Semi-annual	3-Month LIBOR, 2.74%	Quarterly	Morgan Stanley & Co. International PLC	11/27/19	3.09	USD	18,950	197,353
30-Year Interest Rate Swap, 02/05/50	4.00	Quarterly	3-Month LIBOR, 2.74%	Semi-annual	Goldman Sachs Bank USA	02/03/20	4.00	USD	3,200	14,791
15-Year Interest Rate Swap, 05/17/35	1.10	Semi-annual	6-Month JPY LIBOR, (0.00) %,	Semi-annual	Barclays Bank PLC	05/15/20	1.10	JPY	250,000	7,753
15-Year Interest Rate Swap, 06/10/35	0.65	Quarterly	6-Month JPY LIBOR, (0.00) %,	Semi-annual	Barclays Bank PLC	06/08/20	0.65	JPY	125,000	14,712
15-Year Interest Rate Swap, 09/16/35	0.66	Quarterly	6-Month JPY LIBOR, (0.00) %,	Semi-annual	Barclays Bank PLC	09/14/20	0.66	JPY	50,000	6,890
15-Year Interest Rate Swap, 09/16/35	0.66	Quarterly	6-Month JPY LIBOR, (0.00) %,	Semi-annual	Morgan Stanley & Co. International PLC	09/14/20	0.66	JPY	50,000	6,890
20-Year Interest Rate Swap, 04/18/41	0.78	Semi-annual	6-Month JPY LIBOR, (0.00)%	Semi-annual	JPMorgan Chase Bank N.A.	04/16/21	0.78	JPY	105,700	33,030
30-Year Interest Rate Swap, 06/09/51	3.80	Quarterly	3-Month LIBOR, 2.74%	Semi-annual	Barclays Bank PLC	06/07/21	3.80	USD	7,560	130,671
10-Year Interest Rate Swap, 09/02/31	3.04	Quarterly	3-Month LIBOR, 2.74%	Semi-annual	Goldman Sachs Bank USA	08/31/21	3.04	USD	2,240	97,517
10-Year Interest Rate Swap, 01/13/32	1.25	Semi-annual	6-Month JPY LIBOR, (0.00)%	Semi-annual	Credit Suisse International	01/11/22	1.25	JPY	250,000	10,447
10-Year Interest Rate Swap, 02/24/32	1.55	Semi-annual	6-Month JPY LIBOR, (0.00)%	Semi-annual	Credit Suisse International	02/22/22	1.55	JPY	250,000	7,971
10-Year Interest Rate Swap, 03/18/32	1.60	Semi-annual	6-Month JPY LIBOR, (0.00)%	Semi-annual	JPMorgan Chase Bank N.A.	03/16/22	1.60	JPY	250,000	7,890

31

Schedule of Investments (unaudited) (continued) November 30, 2018	BlackRock Core Bond Trust (BHK)

OTC Interest Rate Swaptions Purchased (continued)

Description	Paid by the Trust		Received by the Trust		Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
	Rate	Frequency	Rate	Frequency
Put
10-Year Interest Rate Swap, 04/06/32	1.45%	Semi-annual	6-Month JPY LIBOR, (0.00)%	Semi-annual	JPMorgan Chase Bank N.A.	04/04/22	1.45	JPY	250,000	$9,589
15-Year Interest Rate Swap, 05/05/37	3.25	Quarterly	3-Month LIBOR, 2.74%	Semi-annual	Goldman Sachs Bank USA	05/03/22	3.25	USD	8,100	224,320
30-Year Interest Rate Swap, 02/15/53	3.35	Quarterly	3-Month LIBOR, 2.74%	Semi-annual	Barclays Bank PLC	02/13/23	3.35	USD	9,557	795,498
30-Year Interest Rate Swap, 04/28/53	3.11	Quarterly	3-Month LIBOR, 2.74%	Semi-annual	Goldman Sachs Bank USA	04/26/23	3.11	USD	520	53,088
10-Year Interest Rate Swap, 04/14/37	3.00	Quarterly	3-Month LIBOR, 2.74%	Semi-annual	JPMorgan Chase Bank N.A.	04/12/27	3.00	USD	2,590	171,695
20-Year Interest Rate Swap, 08/11/53	4.00	Annual	6-Month EURIBOR, (0.25)%	Semi-annual	Barclays Bank PLC	08/09/33	4.00	EUR	2,410	79,796
10-Year Interest Rate Swap, 04/29/48	2.99	Quarterly	3-Month LIBOR, 2.74%	Semi-annual	JPMorgan Chase Bank N.A.	04/27/38	2.99	USD	910	47,761

										2,373,263

										$3,777,338

(a)	Forward settling swaption.

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount(000)		Value
Call
90-Day Euro Future	68	03/15/19	USD	97.25	USD	(16,533)	$(11,050)
90-Day Euro Future	332	06/17/19	USD	97.88	USD	(81,236)	(2,075)
90-Day Euro Future	332	03/16/20	USD	97.88	USD	(81,236)	(39,425)

							$(52,550)

Interest Rate Caps Written

Description	Exercise Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid	Unrealized Depreciation
Call
5Y–30Y CMS Index Cap	0.31%	Goldman Sachs Bank USA	2/28/19	USD	68,500	$(6,165)	$(6,165)	$—

OTC Interest Rate Swaptions Written

Description	Paid by the Trust		Received by the Trust		Counterparty	Expiration Date	Exercise Rate	Notional Amount(000)		Value
	Rate	Frequency	Rate	Frequency
Call
10-Year Interest Rate Swap, 12/12/28	3.18%	Semi-annual	3-Month LIBOR, 2.74%	Quarterly	Morgan Stanley & Co. International PLC	12/10/18	3.18%	USD	2,000	$(21,832)
5-Year Interest Rate Swap, 09/21/24	2.90	Semi-annual	3-Month LIBOR, 2.74%	Quarterly	Citibank N.A.	09/19/19	2.90	USD	21,160	(182,015)

32

Schedule of Investments (unaudited) (continued) November 30, 2018	BlackRock Core Bond Trust (BHK)

OTC Interest Rate Swaptions Written (continued)

Description	Paid by the Trust		Received by the Trust		Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
	Rate	Frequency	Rate	Frequency
Call
2-Year Interest Rate Swap, 11/09/21	3.30	Semi-annual	3-Month LIBOR, 2.74%	Quarterly	Deutsche Bank AG	11/07/19	3.30	USD	11,440	$(89,131)
1-Year Interest Rate Swap, 01/12/21	2.45	Semi-annual	3-Month LIBOR, 2.74%	Quarterly	Morgan Stanley & Co. International PLC	01/10/20	2.45	USD	100,080	(80,486)
1-Year Interest Rate Swap, 01/23/21	2.45%	Semi-annual	3-Month LIBOR, 2.74%	Quarterly	Morgan Stanley & Co. International PLC	01/21/20	2.45	USD	100,080	(85,054)
1-Year Interest Rate Swap, 02/01/21	2.45	Semi-annual	3-Month LIBOR, 2.74%	Quarterly	Morgan Stanley & Co. International PLC	01/30/20	2.45	USD	48,855	(42,956)
2-Year Interest Rate Swap, 02/09/22	2.20	Semi-annual	3-Month LIBOR, 2.74%	Quarterly	Deutsche Bank AG	02/07/20	2.20	USD	10,790	(15,854)
2-Year Interest Rate Swap, 02/16/22	2.35	Semi-annual	3-Month LIBOR, 2.74%	Quarterly	Deutsche Bank AG	02/14/20	2.35	USD	10,690	(20,942)
2-Year Interest Rate Swap, 02/23/22	2.35	Semi-annual	3-Month LIBOR, 2.74%	Quarterly	UBS AG	02/21/20	2.35	USD	10,600	(21,175)
2-Year Interest Rate Swap, 04/16/22	2.88	Semi-annual	3-Month LIBOR, 2.74%	Quarterly	Deutsche Bank AG	04/14/20	2.88	USD	16,840	(88,411)
1-Year Interest Rate Swap, 04/18/21	2.45	Semi-annual	3-Month LIBOR, 2.74%	Quarterly	Nomura International PLC	04/16/20	2.45	USD	80,500	(96,664)
2-Year Interest Rate Swap, 04/19/22	2.94	Semi-annual	3-Month LIBOR, 2.74%	Quarterly	Bank of America N.A.	04/17/20	2.94	USD	16,540	(95,687)
2-Year Interest Rate Swap, 05/31/22	2.90	Semi-annual	3-Month LIBOR, 2.74%	Quarterly	Deutsche Bank AG	05/29/20	2.90	USD	9,270	(53,866)
1-Year Interest Rate Swap, 06/10/21	3.05	Semi-annual	3-Month LIBOR, 2.74%	Quarterly	Goldman Sachs Bank USA	06/08/20	3.05	USD	33,400	(111,537)
2-Year Interest Rate Swap, 10/31/22	3.16	Semi-annual	3-Month LIBOR, 2.74%	Quarterly	Citibank N.A.	10/29/20	3.16	USD	17,030	(163,364)
2-Year Interest Rate Swap, 11/11/22	3.27	Semi-annual	3-Month LIBOR, 2.74%	Quarterly	Morgan Stanley & Co. International PLC	11/09/20	3.27	USD	8,550	(93,224)
2-Year Interest Rate Swap, 11/29/22	3.07	Semi-annual	3-Month LIBOR, 2.74%	Quarterly	Morgan Stanley & Co. International PLC	11/27/20	3.07	USD	33,225	(296,012)
2-Year Interest Rate Swap, 11/29/22	3.07	Semi-annual	3-Month LIBOR, 2.74%	Quarterly	Citibank N.A.	11/27/20	3.07	USD	16,365	(145,952)
5-Year Interest Rate Swap, 01/07/27	1.70	Semi-annual	3-Month LIBOR, 2.74%	Quarterly	Goldman Sachs Bank USA	01/05/22	1.70	USD	5,000	(27,838)
5-Year Interest Rate Swap, 02/10/27	1.75	Semi-annual	3-Month LIBOR, 2.74%	Quarterly	Deutsche Bank AG	02/08/22	1.75	USD	5,000	(30,355)

										(1,762,355)

Put
2-Year Interest Rate Swap, 03/14/21	6-Month EURIBOR, (0.25)%	Semi-annual	0.03	Annual	Barclays Bank PLC	03/12/19	0.03	EUR	7,600	(1,284)
2-Year Interest Rate Swap, 05/04/21	3-Month LIBOR, 2.74%	Semi-annual	3.20	Quarterly	Barclays Bank PLC	05/02/19	3.20	USD	11,200	(13,934)
2-Year Interest Rate Swap, 06/16/21	6-Month EURIBOR, (0.25)%	Semi-annual	0.14	Annual	Barclays Bank PLC	06/14/19	0.14	EUR	17,660	(7,057)

33

Schedule of Investments (unaudited) (continued) November 30, 2018	BlackRock Core Bond Trust (BHK)

OTC Interest Rate Swaptions Written (continued)

Description	Paid by the Trust		Received by the Trust		Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
	Rate	Frequency	Rate	Frequency
Put
5-Year Interest Rate Swap, 06/27/24	6-Month EURIBOR, (0.25)%	Semi-annual	0.60	Annual	Barclays Bank PLC	06/25/19	0.60	EUR	3,684	$(10,725)
2-Year Interest Rate Swap, 09/08/21	3-Month LIBOR, 2.74%	Quarterly	3.30	Semi-annual	Goldman Sachs Bank USA	09/06/19	3.30	USD	12,140	(23,243)
2-Year Interest Rate Swap, 09/14/21	3-Month LIBOR, 2.74%	Quarterly	3.35%	Semi-annual	Deutsche Bank AG	09/12/19	3.35%	USD	58,330	(97,249)
2-Year Interest Rate Swap, 11/06/21	3-Month LIBOR, 2.74%	Semi-annual	2.70	Quarterly	Barclays Bank PLC	11/04/19	2.70	USD	11,900	(101,731)
2-Year Interest Rate Swap, 11/08/21	3-Month LIBOR, 2.74%	Semi-annual	2.70	Quarterly	JPMorgan Chase Bank N.A.	11/06/19	2.70	USD	20,000	(170,855)
2-Year Interest Rate Swap, 11/09/21	3-Month LIBOR, 2.74%	Quarterly	3.30	Semi-annual	Deutsche Bank AG	11/07/19	3.30	USD	11,440	(28,413)
2-Year Interest Rate Swap, 01/23/22	3-Month LIBOR, 2.74%	Semi-annual	2.85	Quarterly	JPMorgan Chase Bank N.A.	01/21/20	2.85	USD	18,900	(135,506)
2-Year Interest Rate Swap, 02/05/22	3-Month LIBOR, 2.74%	Semi-annual	3.15	Quarterly	Barclays Bank PLC	02/03/20	3.15	USD	35,510	(151,220)
2-Year Interest Rate Swap, 02/09/22	3-Month LIBOR, 2.74%	Semi-annual	3.20	Quarterly	Deutsche Bank AG	02/07/20	3.20	USD	10,790	(41,774)
2-Year Interest Rate Swap, 02/16/22	3-Month LIBOR, 2.74%	Semi-annual	3.35	Quarterly	Deutsche Bank AG	02/14/20	3.35	USD	10,690	(30,858)
2-Year Interest Rate Swap, 02/23/22	3-Month LIBOR, 2.74%	Semi-annual	3.35	Quarterly	UBS AG	02/21/20	3.35	USD	10,600	(31,010)
2-Year Interest Rate Swap, 04/16/22	3-Month LIBOR, 2.74%	Semi-annual	2.88	Quarterly	Deutsche Bank AG	04/14/20	2.88	USD	16,840	(125,561)
2-Year Interest Rate Swap, 04/19/22	3-Month LIBOR, 2.74%	Semi-annual	2.94	Quarterly	Bank of America N.A.	04/17/20	2.94	USD	16,540	(111,342)
2-Year Interest Rate Swap, 05/07/22	3-Month LIBOR, 2.74%	Semi-annual	3.15	Quarterly	Goldman Sachs Bank USA	05/05/20	3.15	USD	8,800	(43,548)
15-Year Interest Rate Swap, 05/17/35	6-Month JPY LIBOR, (0.00)%	Semi-annual	2.10	Semi-annual	Barclays Bank PLC	05/15/20	2.10	JPY	250,000	(1,280)
2-Year Interest Rate Swap, 05/20/22	3-Month LIBOR, 2.74%	Semi-annual	3.50	Quarterly	JPMorgan Chase Bank N.A.	05/18/20	3.50	USD	10,000	(26,820)
2-Year Interest Rate Swap, 05/24/22	3-Month LIBOR, 2.74%	Semi-annual	3.55	Quarterly	Deutsche Bank AG	05/22/20	3.55	USD	16,000	(39,312)
2-Year Interest Rate Swap, 05/31/22	3-Month LIBOR, 2.74%	Semi-annual	2.90	Quarterly	Deutsche Bank AG	05/29/20	2.90	USD	9,270	(69,398)
2-Year Interest Rate Swap, 05/31/22	3-Month LIBOR, 2.74%	Semi-annual	3.35	Quarterly	Goldman Sachs Bank USA	05/29/20	3.35	USD	13,040	(48,377)
1-Year Interest Rate Swap, 06/10/21	3-Month LIBOR, 2.74%	Semi-annual	3.05%	Quarterly	Goldman Sachs Bank USA	06/08/20	3.05	USD	33,400	(96,943)
2-Year Interest Rate Swap, 06/10/22	3-Month LIBOR, 2.74%	Semi-annual	3.45	Quarterly	Goldman Sachs Bank USA	06/08/20	3.45	USD	13,000	(40,189)
2-Year Interest Rate Swap, 06/17/22	3-Month LIBOR, 2.74%	Semi-annual	3.35	Quarterly	Goldman Sachs Bank USA	06/15/20	3.35	USD	8,300	(31,116)
2-Year Interest Rate Swap, 07/01/22	3-Month LIBOR, 2.74%	Semi-annual	3.20	Quarterly	Nomura International PLC	06/29/20	3.20	USD	23,185	(114,378)
2-Year Interest Rate Swap, 08/26/22	3-Month LIBOR, 2.74%	Semi-annual	3.50	Quarterly	Barclays Bank PLC	08/24/20	3.50	USD	16,370	(54,640)

34

Schedule of Investments (unaudited) (continued) November 30, 2018	BlackRock Core Bond Trust (BHK)

OTC Interest Rate Swaptions Written (continued)

	Paid by the Trust		Received by the Trust		Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
Description	Rate	Frequency	Rate	Frequency
Put
2-Year Interest Rate Swap, 10/31/22	3-Month LIBOR, 2.74%	Quarterly	3.16%	Semi-annual	Citibank N.A.	10/29/20	3.16%	USD	17,030	$(103,463)
2-Year Interest Rate Swap, 11/11/22	3-Month LIBOR, 2.74%	Quarterly	3.27	Semi-annual	Morgan Stanley & Co. International PLC	11/09/20	3.27	USD	8,550	(45,339)
2-Year Interest Rate Swap, 11/29/22	3-Month LIBOR, 2.74%	Quarterly	3.07	Semi-annual	Morgan Stanley & Co. International PLC	11/27/20	3.07	USD	33,225	(235,569)
2-Year Interest Rate Swap, 11/29/22	3-Month LIBOR, 2.74%	Quarterly	3.07	Semi-annual	Citibank N.A.	11/27/20	3.07	USD	16,365	(115,881)
10-Year Interest Rate Swap, 04/21/31	6-Month EURIBOR, (0.25)%	Semi-annual	2.15	Annual	JPMorgan Chase Bank N.A.	04/19/21	2.15	EUR	4,400	(43,904)
10-Year Interest Rate Swap, 05/06/31	6-Month EURIBOR, (0.25)%	Semi-annual	2.00	Annual	Barclays Bank PLC	05/04/21	2.00	EUR	2,700	(35,892)
10-Year Interest Rate Swap, 06/09/31	3-Month LIBOR, 2.74%	Semi-annual	3.87	Quarterly	Barclays Bank PLC	06/07/21	3.87	USD	8,000	(125,971)
5-Year Interest Rate Swap, 05/05/27	3-Month LIBOR, 2.74%	Semi-annual	3.25	Quarterly	Goldman Sachs Bank USA	05/03/22	3.25	USD	10,130	(210,698)

										$(2,564,480)

										$(4,326,835)

Centrally Cleared Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Trust	Payment Frequency	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.31.V1	5.00%	Quarterly	12/20/23	B+	USD	8,300	$458,648	$329,189	$129,459

(a)	Using S&P/Standard & Poor’s rating of the issuer or the underlying securities of the index, as applicable.
(b)	The maximum potential amount the Trust may pay should a negative credit event take place as defined under the terms of the agreement.

35

Schedule of Investments (unaudited) (continued) November 30, 2018	BlackRock Core Bond Trust (BHK)

Centrally Cleared Interest Rate Swaps

Paid by the Trust		Received by the Trust		Effective Date		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
2.72%	Semi-annual	3-Month LIBOR, 2.74%	Quarterly	N/A		10/11/20	USD	2,500	$10,239	$27	$10,212
3-Month LIBOR, 2.74%	Quarterly	2.76	Semi-annual	04/01/19	(a)	04/01/21	USD	4,530	(21,244)	53	(21,297)
3-Month LIBOR, 2.74%	Quarterly	2.76	Semi-annual	04/01/19	(a)	04/01/21	USD	4,530	(21,201)	53	(21,254)
3-Month LIBOR, 2.74%	Quarterly	2.86	Semi-annual	04/06/20	(a)	04/06/21	USD	8,460	(12,378)	90	(12,468)
0.14	Annual	6-Month EURIBOR, (0.25)%	Semi-annual	06/18/19	(a)	06/18/21	EUR	7,945	(31,901)	113	(32,014)
3.11	Semi-annual	3-Month LIBOR, 2.74%	Quarterly	09/13/19	(a)	09/13/21	USD	4,820	(7,957)	(264)	(7,693)
3.11	Semi-annual	3-Month LIBOR, 2.74%	Quarterly	09/13/19	(a)	09/13/21	USD	1,900	(3,101)	22	(3,123)
3-Month LIBOR, 2.74%	Quarterly	3.11	Semi-annual	09/15/20	(a)	09/15/21	USD	36,620	36,035	392	35,643
3-Month LIBOR, 2.74%	Quarterly	3.08	Semi-annual	09/15/20	(a)	09/15/21	USD	36,370	27,288	2,144	25,144
3.16	Semi-annual	3-Month LIBOR, 2.74%	Quarterly	10/04/19	(a)	10/04/21	USD	91,900	(234,997)	108,707	(343,704)
3.24	Semi-annual	3-Month LIBOR, 2.74%	Quarterly	10/07/19	(a)	10/07/21	USD	3,760	(15,694)	44	(15,738)
3.30	Semi-annual	3-Month LIBOR, 2.74%	Quarterly	10/08/19	(a)	10/08/21	USD	3,720	(19,115)	44	(19,159)
3.30	Semi-annual	3-Month LIBOR, 2.74%	Quarterly	10/08/19	(a)	10/08/21	USD	3,720	(19,713)	44	(19,757)
3.33	Semi-annual	3-Month LIBOR, 2.74%	Quarterly	10/22/19	(a)	10/22/21	USD	3,690	(21,449)	44	(21,493)
3-Month LIBOR, 2.74%	Quarterly	3.23	Semi-annual	10/25/19	(a)	10/25/21	USD	3,680	14,155	43	14,112
3-Month LIBOR, 2.74%	Quarterly	3.25	Semi-annual	10/28/19	(a)	10/28/21	USD	11,070	47,387	130	47,257
3-Month LIBOR, 2.74%	Quarterly	3.20	Semi-annual	10/28/19	(a)	10/28/21	USD	4,480	14,945	53	14,892
3-Month LIBOR, 2.74%	Quarterly	3.20	Semi-annual	10/28/19	(a)	10/28/21	USD	3,680	11,998	43	11,955
3-Month LIBOR, 2.74%	Quarterly	3.17	Semi-annual	10/29/19	(a)	10/29/21	USD	3,670	10,163	43	10,120
3-Month LIBOR, 2.74%	Quarterly	3.19	Semi-annual	11/01/19	(a)	11/01/21	USD	5,880	18,628	69	18,559
3.22	Semi-annual	3-Month LIBOR, 2.74%	Quarterly	11/15/19	(a)	11/15/21	USD	6,900	(26,039)	81	(26,120)
3.14	Semi-annual	3-Month LIBOR, 2.74%	Quarterly	11/17/20	(a)	11/17/21	USD	5,000	(6,300)	54	(6,354)
3-Month LIBOR, 2.74%	Quarterly	3.16	Semi-annual	11/18/19	(a)	11/18/21	USD	4,905	12,314	58	12,256
3-Month LIBOR, 2.74%	Quarterly	3.20	Semi-annual	11/18/19	(a)	11/18/21	USD	4,905	15,923	58	15,865
3-Month LIBOR, 2.74%	Quarterly	3.12	Semi-annual	11/19/19	(a)	11/19/21	USD	2,340	4,132	28	4,104

36

Schedule of Investments (unaudited) (continued) November 30, 2018	BlackRock Core Bond Trust (BHK)

Centrally Cleared Interest Rate Swaps (continued)

Paid by the Trust		Received by the Trust		Effective Date		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
3-Month LIBOR, 2.74%	Quarterly	3.12%	Semi-annual	11/19/19	(a)	11/19/21	USD	4,350	7,804	$51	$7,753
3-Month LIBOR, 2.74%	Quarterly	3.13	Semi-annual	11/19/19	(a)	11/19/21	USD	3,650	7,650	43	7,607
3-Month LIBOR, 2.74%	Quarterly	3.07	Semi-annual	11/21/19	(a)	11/21/21	USD	7,270	5,846	86	5,760
3-Month LIBOR, 2.74%	Quarterly	3.02	Semi-annual	12/03/19	(a)	12/03/21	USD	3,600	(273)	42	(315)
3-Month LIBOR, 2.74%	Quarterly	3.02	Semi-annual	12/03/19	(a)	12/03/21	USD	3,600	135	42	93
2.62	Semi-annual	3-Month LIBOR, 2.74%	Quarterly	01/22/20	(a)	01/22/22	USD	7,200	53,673	85	53,588
2.85	Semi-annual	3-Month LIBOR, 2.74%	Quarterly	02/07/20	(a)	02/07/22	USD	13,020	40,229	153	40,076
2.96	Semi-annual	3-Month LIBOR, 2.74%	Quarterly	02/24/20	(a)	02/24/22	USD	3,930	3,689	46	3,643
2.98	Semi-annual	3-Month LIBOR, 2.74%	Quarterly	03/24/20	(a)	03/24/22	USD	9,300	3,941	110	3,831
2.86	Semi-annual	3-Month LIBOR, 2.74%	Quarterly	04/06/21	(a)	04/06/22	USD	8,460	9,969	90	9,879
2.85	Semi-annual	3-Month LIBOR, 2.74%	Quarterly	04/07/20	(a)	04/07/22	USD	3,750	10,577	43	10,534
3.08	Semi-annual	3-Month LIBOR, 2.74%	Quarterly	05/12/20	(a)	05/12/22	USD	3,070	(4,779)	35	(4,814)
2.87	Semi-annual	3-Month LIBOR, 2.74%	Quarterly	06/02/20	(a)	06/02/22	USD	4,000	9,290	46	9,244
3-Month LIBOR, 2.74%	Quarterly	2.96	Semi-annual	07/21/20	(a)	07/19/22	USD	9,760	(4,824)	115	(4,939)
3.09	Semi-annual	3-Month LIBOR, 2.74%	Quarterly	07/28/20	(a)	07/28/22	USD	5,680	(9,980)	67	(10,047)
2.93	Semi-annual	3-Month LIBOR, 2.74%	Quarterly	08/28/20	(a)	08/28/22	USD	4,490	4,612	53	4,559
3.06	Semi-annual	3-Month LIBOR, 2.74%	Quarterly	09/14/21	(a)	09/14/22	USD	36,620	(26,023)	392	(26,415)
3.02	Semi-annual	3-Month LIBOR, 2.74%	Quarterly	09/14/21	(a)	09/14/22	USD	36,370	(12,599)	56	(12,655)
3.29	Semi-annual	3-Month LIBOR, 2.74%	Quarterly	10/07/20	(a)	10/07/22	USD	3,060	(17,286)	36	(17,322)
3.30	Semi-annual	3-Month LIBOR, 2.74%	Quarterly	10/07/20	(a)	10/07/22	USD	3,060	(17,371)	36	(17,407)
3.31	Semi-annual	3-Month LIBOR, 2.74%	Quarterly	10/07/20	(a)	10/07/22	USD	3,055	(18,130)	36	(18,166)
3.31	Semi-annual	3-Month LIBOR, 2.74%	Quarterly	10/07/20	(a)	10/07/22	USD	3,055	(18,412)	36	(18,448)
3-Month LIBOR, 2.74%	Quarterly	3.21	Semi-annual	10/13/20	(a)	10/13/22	USD	3,830	15,655	45	15,610
3-Month LIBOR, 2.74%	Quarterly	3.24	Semi-annual	10/13/20	(a)	10/13/22	USD	3,850	17,863	45	17,818

37

Schedule of Investments (unaudited) (continued) November 30, 2018	BlackRock Core Bond Trust (BHK)

Centrally Cleared Interest Rate Swaps (continued)

Paid by the Trust		Received by the Trust		Effective Date		Termination Date	Notional Amount(000)			Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency						Value
3-Month LIBOR, 2.74%	Quarterly	3.25%	Semi-annual	10/13/20	(a)	10/13/22	USD	1,900	9,340	$22	$9,318
3-Month LIBOR, 2.74%	Quarterly	2.66	Semi-annual	N/A		02/15/23	USD	5,490	(33,958)	61	(34,019)
3-Month LIBOR, 2.74%	Quarterly	2.78	Semi-annual	N/A		03/02/23	USD	3,140	(21,136)	36	(21,172)
3-Month LIBOR, 2.74%	Quarterly	2.80	Semi-annual	N/A		03/15/23	USD	3,920	(24,873)	45	(24,918)
3-Month LIBOR, 2.74%	Quarterly	2.71	Semi-annual	N/A		04/03/23	USD	9,210	(97,366)	106	(97,472)
3-Month LIBOR, 2.74%	Quarterly	2.74	Semi-annual	N/A		04/03/23	USD	4,700	(43,607)	54	(43,661)
3-Month LIBOR, 2.74%	Annual	2.68	Annual	04/03/19	(a)	05/31/23	USD	24,330	4,680	321	4,359
3-Month LIBOR, 2.74%	Quarterly	2.89	Semi-annual	N/A		06/06/23	USD	16,340	75,072	188	74,884
3-Month LIBOR, 2.74%	Quarterly	3.18	Semi-annual	N/A		11/09/23	USD	3,925	38,082	51	38,031
3.05	Semi-annual	3-Month LIBOR, 2.74%	Quarterly	N/A		11/29/23	USD	23,340	(73,979)	307	(74,286)
2.92	Semi-annual	3-Month LIBOR, 2.74%	Quarterly	07/19/22	(a)	07/19/24	USD	20,510	25,874	242	25,632
3-Month LIBOR, 2.74%	Quarterly	2.94	Semi-annual	08/23/19	(a)	08/23/24	USD	14,640	(42,294)	193	(42,487)
3.10	Semi-annual	3-Month LIBOR, 2.74%	Quarterly	11/29/19	(a)	11/29/24	USD	3,030	(13,522)	40	(13,562)
3.08	Semi-annual	3-Month LIBOR, 2.74%	Quarterly	03/29/19	(a)	10/31/25	USD	2,610	(10,768)	(2,143)	(8,625)
3-Month LIBOR, 2.74%	Quarterly	2.98	Semi-annual	07/19/24	(a)	07/19/26	USD	10,810	(20,070)	127	(20,197)
3-Month LIBOR, 2.74%	Quarterly	2.75	Semi-annual	01/05/22	(a)	01/05/27	USD	1,430	(17,878)	18	(17,896)
6-Month EURIBOR, (0.25)%	Semi-annual	0.90	Annual	12/10/18	(a)	08/15/27	EUR	6,970	103,360	138	103,222
2.34	Semi-annual	3-Month LIBOR, 2.74%	Quarterly	N/A		10/12/27	USD	1,250	68,197	17	68,180
6-Month JPY LIBOR, (0.00)%	Semi-annual	0.37	Semi-annual	N/A		01/29/28	JPY	181,730	23,163	26	23,137
2.88	Semi-annual	3-Month LIBOR, 2.74%	Quarterly	N/A		02/15/28	USD	2,600	15,034	38	14,996
2.93	Semi-annual	3-Month LIBOR, 2.74%	Quarterly	N/A		03/02/28	USD	1,630	12,503	24	12,479
2.93	Semi-annual	3-Month LIBOR, 2.74%	Quarterly	N/A		03/15/28	USD	2,040	16,055	30	16,025
2.81	Semi-annual	3-Month LIBOR, 2.74%	Quarterly	N/A		04/03/28	USD	4,770	89,398	71	89,327
2.84	Semi-annual	3-Month LIBOR, 2.74%	Quarterly	N/A		04/03/28	USD	2,440	38,944	36	38,908

38

Schedule of Investments (unaudited) (continued) November 30, 2018	BlackRock Core Bond Trust (BHK)

Centrally Cleared Interest Rate Swaps (continued)

Paid by the Trust		Received by the Trust		Effective Date		Termination Date	Notional Amount (000)			Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency						Value
2.98%	Semi-annual	3-Month LIBOR, 2.74%	Quarterly	N/A		06/06/28	USD	8,480	$(28,094)	$120	$(28,214)
6-Month JPY LIBOR, ()%	Semi-annual	0.36	Semi-annual	N/A		07/31/28	JPY	113,000	12,760	17	12,743
3.12	Semi-annual	3-Month LIBOR, 2.74%	Quarterly	03/29/19	(a)	08/15/28	USD	16,160	(79,821)	17,937	(97,758)
3-Month LIBOR, 2.74%	Quarterly	3.25	Semi-annual	N/A		10/09/28	USD	1,230	22,541	19	22,522
3.27	Semi-annual	3-Month LIBOR, 2.74%	Quarterly	N/A		11/09/28	USD	2,058	(40,046)	32	(40,078)
3-Month LIBOR, 2.74%	Quarterly	3.14	Semi-annual	N/A		11/29/28	USD	12,190	94,818	191	94,627
1.37	Annual	6-Month EURIBOR, (0.25)%	Semi-annual	02/20/19	(a)	02/20/29	EUR	1,970	(96,988)	44	(97,032)
1.38	Annual	6-Month EURIBOR, (0.25)%	Semi-annual	02/22/19	(a)	02/22/29	EUR	590	(29,623)	13	(29,636)
0.52	Semi-annual	6-Month JPY LIBOR, (0.00)%	Semi-annual	11/30/21	(a)	11/30/31	JPY	95,000	(1,965)	16	(1,981)
3-Month LIBOR, 2.74%	Quarterly	3.18	Semi-annual	05/09/28	(a)	05/09/38	USD	1,590	(11,605)	24	(11,629)
3.08	Semi-annual	3-Month LIBOR, 2.74%	Quarterly	06/29/28	(a)	06/29/38	USD	230	3,180	3	3,177
3-Month LIBOR, 2.74%	Quarterly	2.95	Semi-annual	12/31/18	(a)	02/15/44	USD	1,430	(53,520)	(63,015)	9,495
2.95	Semi-annual	3-Month LIBOR, 2.74%	Quarterly	12/31/18	(a)	02/15/44	USD	1,430	53,521	63,077	(9,556)
3.23	Semi-annual	3-Month LIBOR, 2.74%	Quarterly	03/29/19	(a)	05/15/44	USD	7,170	(89,625)	(37,094)	(52,531)
3-Month LIBOR, 2.74%	Quarterly	3.22	Semi-annual	03/29/19	(a)	05/15/44	USD	1,900	21,245	39	21,206
3.35	Semi-annual	3-Month LIBOR, 2.74%	Quarterly	N/A		11/09/48	USD	1,770	(73,920)	40	(73,960)
3-Month LIBOR, 2.74%	Quarterly	3.06	Semi-annual	02/15/23	(a)	02/15/53	USD	3,210	(60,122)	72	(60,194)

									$(393,639)	$95,545	$(489,184)

(a)    Forward Swap.

39

Schedule of Investments (unaudited) (continued) November 30, 2018	BlackRock Core Bond Trust (BHK)

OTC Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Trust	Payment Frequency	Counterparty	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Telecom Italia SpA/Milano	1.00%	Quarterly	Citibank N.A.	12/20/22	N/R	EUR	20	$(1,427)	$(341)	$(1,086)
Casino Guichard Perrachon SA	1.00	Quarterly	BNP Paribas S.A.	06/20/23	BB+	EUR	10	(1,987)	(934)	(1,053)
Casino Guichard Perrachon SA	1.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/23	BB+	EUR	10	(1,987)	(925)	(1,062)
Casino Guichard Perrachon SA	1.00	Quarterly	Bank of America N.A.	06/20/23	BB+	EUR	6	(1,225)	(881)	(344)
Casino Guichard Perrachon SA	1.00	Quarterly	Citibank N.A.	06/20/23	BB+	EUR	14	(2,749)	(1,864)	(885)
Casino Guichard Perrachon SA	1.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/23	BB+	EUR	5	(1,082)	(666)	(416)
Casino Guichard Perrachon SA	1.00	Quarterly	Citibank N.A.	06/20/23	BB+	EUR	9	(1,801)	(1,185)	(616)
Casino Guichard Perrachon SA	1.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/23	BB+	EUR	9	(1,802)	(1,185)	(617)
Casino Guichard Perrachon SA	1.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/23	BB+	EUR	4	(721)	(444)	(277)
Casino Guichard Perrachon SA	1.00	Quarterly	Barclays Bank PLC	06/20/23	BB+	EUR	6	(1,151)	(681)	(470)
Casino Guichard Perrachon SA	1.00	Quarterly	Barclays Bank PLC	06/20/23	BB+	EUR	44	(8,785)	(5,357)	(3,428)
Intrum Justitia AB	5.00	Quarterly	Credit Suisse International	06/20/23	BB+	EUR	10	543	930	(387)
Intrum Justitia AB	5.00	Quarterly	Credit Suisse International	06/20/23	BB+	EUR	5	248	503	(255)
Intrum Justitia AB	5.00	Quarterly	Morgan Stanley & Co. International PLC	06/20/23	BB+	EUR	15	838	1,697	(859)
Intrum Justitia AB	5.00	Quarterly	Citibank N.A.	06/20/23	BB+	EUR	9	507	433	74
Intrum Justitia AB	5.00	Quarterly	Citibank N.A.	06/20/23	BB+	EUR	21	1,123	958	165
Thomas Cook Finance 2 PLC	5.00	Quarterly	Morgan Stanley & Co. International PLC	06/20/23	B+	EUR	50	(5,094)	6,227	(11,321)
Casino Guichard Perrachon SA	1.00	Quarterly	Barclays Bank PLC	12/20/23	BB+	EUR	40	(8,855)	(6,407)	(2,448)
Chesapeake Energy Corp.	5.00	Quarterly	Barclays Bank PLC	12/20/23	B-	USD	48	(1,733)	93	(1,826)
Chesapeake Energy Corp.	5.00	Quarterly	Barclays Bank PLC	12/20/23	B-	USD	208	(7,509)	2,027	(9,536)
Garfunkelux Holdco 2 SA	5.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/23	B+	EUR	9	(1,635)	(62)	(1,573)
Garfunkelux Holdco 2 SA	5.00	Quarterly	Credit Suisse International	12/20/23	B+	EUR	4	(712)	73	(785)
Garfunkelux Holdco 2 SA	5.00	Quarterly	Credit Suisse International	12/20/23	B+	EUR	16	(3,106)	316	(3,422)
Telecom Italia SpA/Milano	1.00	Quarterly	Barclays Bank PLC	12/20/23	N/R	EUR	52	(5,699)	(5,070)	(629)
Telecom Italia SpA/Milano	1.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/23	N/R	EUR	48	(5,357)	(5,037)	(320)
Tesco PLC	1.00	Quarterly	Citibank N.A.	12/20/23	BB+	EUR	30	(459)	(447)	(12)
CMBX NA.8	3.00	Monthly	Barclays Bank PLC	10/17/57	N/R	USD	5,000	(417,071)	(512,085)	95,014

40

Schedule of Investments (unaudited) (continued) November 30, 2018	BlackRock Core Bond Trust (BHK)

OTC Credit Default Swaps — Sell Protection (continued)

Reference Obligation/Index	Financing Rate Received by the Trust	Payment Frequency	Counterparty	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX NA.8	3.00%	Monthly	Morgan Stanley & Co. International PLC	10/17/57	N/R	USD	5,550	$(464,799)	$(747,518)	$282,719
CMBX NA.8	3.00	Monthly	Credit Suisse International	10/25/57	N/R	USD	2,500	(208,536)	(253,053)	44,517
CMBX NA.9	3.00	Monthly	Morgan Stanley & Co. International PLC	09/17/58	N/R	USD	9,450	(804,854)	(1,176,895)	372,041
CMBX NA.9	3.00	Monthly	Credit Suisse International	09/17/58	N/R	USD	5,000	(425,849)	(547,492)	121,643
CMBX NA.9	3.00	Monthly	Credit Suisse International	09/17/58	N/R	USD	5,000	(425,849)	(547,492)	121,643
CMBX NA.9	3.00	Monthly	Credit Suisse International	09/17/58	N/R	USD	5,000	(425,849)	(541,512)	115,663
CMBX NA.9	3.00	Monthly	Credit Suisse International	09/17/58	N/R	USD	5,000	(425,849)	(547,440)	121,591

								$(3,660,273)	$(4,891,716)	$1,231,443

(a)	Using S&P/Standard & Poor’s rating of the issuer or the underlying securities of the index, as applicable.
(b)	The maximum potential amount the Trust may pay should a negative credit event take place as defined under the terms of the agreement.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that Trust has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including Turst’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

41

Schedule of Investments (unaudited) (continued) November 30, 2018	BlackRock Core Bond Trust (BHK)

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	$—	$58,804,759	$1,212,847	$60,017,606
Corporate Bonds	—	469,773,341	8,053,815	477,827,156
Floating Rate Loan Interests	—	15,823,132	1,778,593	17,601,725
Foreign Agency Obligations	—	24,210,819	—	24,210,819
Municipal Bonds	—	23,155,123	—	23,155,123
Non-Agency Mortgage-Backed Securities	—	56,029,436	—	56,029,436
Preferred Securities	7,304,421	79,226,148	—	86,530,569
U.S. Government Sponsored Agency Securities	—	109,436,570	—	109,436,570
U.S. Treasury Obligations	—	160,597,611	—	160,597,611
Short-Term Securities:
Foreign Agency Obligations	—	741,598	—	741,598
Short-Term Investment Fund	184,493	—	—	184,493
Options Purchased
Interest Rate Contracts	56,500	3,802,173	—	3,858,673
Liabilities:
Investments:
Unfunded Floating Rate Loan Interests(a)		(11)	—	(11)

	$7,545,414	$1,001,600,699	$11,045,255	$1,020,191,368

Derivative Financial Instruments (b)
Assets:
Credit contracts	$—	$1,404,529	$—	$1,404,529
Forward foreign currency contracts	—	65,195	—	65,195
Interest rate contracts	111,892	1,092,382	—	1,204,274
Liabilities:
Credit contracts	—	(43,627)	—	(43,627)
Forward foreign currency contracts	—	(20,396)	—	(20,396)
Equity contracts	(721)	—	—	(721)
Interest rate contracts	(375,560)	(5,914,566)	—	(6,290,126)

	$(264,389)	$(3,416,483)	$—	$(3,680,872)

(a)	Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)

Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial statement purposes. As of period end, reverse repurchase agreements of $298,609,349 are categorized as level 2 within the disclosure hierarchy.

During the year ended November 30, 2018, there were no transfers between Level 1 and Level 2.

42

Schedule of Investments (unaudited) (continued) November 30, 2018	BlackRock Core Bond Trust (BHK)

A reconciliation of Level 3 investments is presented when the Trust had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset- Backed Securities	Corporate Bonds	Floating Rate Loan Interests	U.S. Government Sponsored Agency Securities	Total
Assets:
Opening balance, as of August 31, 2018	$248,806	$8,366,900	$1,241,580	$1	$9,857,287
Transfers into Level 3	—	—	804,291	—	804,291
Transfers out of Level 3	—	—	(111,573)	—	(111,573)
Accrued discounts/premiums	(21,383)	—	149	—	(21,234)
Net realized gain (loss)	(77,199)	—	491	—	(76,708)
Net change in unrealized appreciation (depreciation)	62,623	(288,312)	(17,986)	(1)	(243,676)
Purchases	1,000,000	—	177,360	—	1,177,360
Sales	—	(24,773)	(315,719)	—	(340,492)

Closing balance, as of November 30, 2018	$1,212,847	$8,053,815	$1,778,593	$—	$11,045,255

Net change in unrealized appreciation (depreciation) on investments still held at November 30, 2018 (a)	$62,623	$(288,312)	$(16,568)	$—	$(242,258)

(a)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at November 30, 2018 is generally due to investments no longer held or categorized as Level 3 at period end.

The following table summarizes the valuation approaches used and unobservable inputs utilized by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) to determine the value of certain of the Fund’s Level 3 investments as of period end. The table does not include Level 3 investments with values based upon unadjusted third party pricing information in the amount of $2,991,440. A significant change in the third party information could result in a significantly lower or higher value of such Level 3 investments.

	Value	Valuation Approach	Unobservable Inputs		Range of Unobservable Inputs Utilized	Weighted Average of Unobservable Inputs
Assets:
Corporate Bonds	8,053,815	Income	Credit Spread	(a)	135 – 310	238.14

(a)	Decrease in unobservable input may result in a significant increase to value, while an increase in the unobservable input may result in a significant decrease to value.

43

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Core Bond Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Core Bond Trust

Date: January 18, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Core Bond Trust

Date: January 18, 2019

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock Core Bond Trust

Date: January 18, 2019